UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21226

Eaton Vance Ohio Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Bond Funds

Annual Report

September 30, 2014

Municipal II (EIV)    •    California II (EIA)    •    Massachusetts (MAB)    •    Michigan (MIW)

New Jersey (EMJ)    •    New York II (NYH)    •    Ohio (EIO)    •    Pennsylvania (EIP)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Annual Report September 30, 2014

Eaton Vance

Municipal Bond Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Municipal Bond Fund II	4
California Municipal Bond Fund II	5
Massachusetts Municipal Bond Fund	6
Michigan Municipal Bond Fund	7
New Jersey Municipal Bond Fund	8
New York Municipal Bond Fund II	9
Ohio Municipal Bond Fund	10
Pennsylvania Municipal Bond Fund	11

Endnotes and Additional Disclosures	12

Financial Statements	13

Report of Independent Registered Public Accounting Firm	74

Federal Tax Information	75

Annual Meeting of Shareholders	76

Dividend Reinvestment Plan	77

Board of Trustees’ Contract Approval	79

Management and Organization	82

Important Notices	85

Eaton Vance

Municipal Bond Funds

September 30, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the fiscal year began on October 1, 2013, the municipal market was at the tail end of a significant selloff that started in May 2013, after then-U.S. Federal Reserve Board (the Fed) Chairman Ben Bernanke surprised the markets by indicating that the Fed’s $85 billion in monthly asset purchases could be tapered sooner than most investors had expected. Investors rushed to sell fixed-income assets in anticipation of rising rates, causing nearly every fixed-income asset class to decline in value.

Even after the Fed tried to temper its comments and calm the markets, heavy selling in municipals continued through the summer of 2013. Although selling of municipals abated somewhat in September, the municipal market continued to experience outflows from the beginning of the period on October 1 through December 2013.

But as 2014 began, municipals turned a corner. From January 1 through September 30, 2014, municipals rallied back from 2013 lows. Contrary to what many investors had expected, Treasury rates declined and municipal rates followed. A principal driver was a global “flight to quality,” as investors sought the relative safety of Treasurys in the face of increased geopolitical and economic risks overseas. In addition, strong demand for municipals, coupled with tight supply, created a favorable supply-demand imbalance that helped drive prices up and yields down. As investors searched for yield in a low-interest-rate environment, longer dated and lower credit quality bonds were the best performers. For the one-year period as a whole, long-term municipal rates declined while short-term rates were essentially flat.

Fund Performance

For the fiscal year ended September 30, 2014, all of the Funds’ shares at net asset value (NAV) outperformed the 12.88% return of the Funds’ benchmark, the Barclays Long (22+) Year Municipal Bond Index2 (the Index).

The Funds’ overall strategy is to invest primarily in higher-quality bonds (rated A7 or higher) with maturities of 10 years or more, in order to capture their typically higher yields and a greater income stream compared with shorter-maturity issues.

In managing the Funds, management employs leverage through Residual Interest Bond (RIB) financing and Auction

Preferred Shares (APS)6 to seek to enhance the Funds’ tax-exempt income. The use of leverage has the effect of achieving additional exposure to the municipal market, and thus magnifying a Fund’s exposure to its underlying investments in both up and down market environments. During this period of falling rates and strong performance by municipal bonds, the use of leverage was the largest single contributor to performance versus the Index – which does not employ leverage – for all eight Funds.

By using Treasury futures and/or interest-rate swaps, management hedges to various degrees against the greater potential risk of volatility caused by the use of leverage and investing in bonds at the long end of the yield curve. As a risk management tactic within the Funds’ overall strategy, interest rate hedging is intended to moderate performance on both the upside and the downside of the market. During this period of strong performance by municipal bonds, the Funds’ Treasury futures hedge mitigated some of the upside and thus detracted modestly from performance relative to the unhedged Index for all Funds except the Michigan and Ohio Funds, which made minimal use of hedging during the period.

Fund-specific Results

Eaton Vance Municipal Bond Fund II shares at NAV returned 22.61%, outperforming the 12.88% return of the Index. Significant contributors to relative results versus the Index included leverage, as noted above, and an overweight and security selection in zero coupon bonds, which were the best-performing coupon structure during the period. In addition, relative performance was aided by a positive credit development regarding the Fund’s position in Ambac-insured bonds issued by the Las Vegas Monorail Company, an issuer that filed for bankruptcy protection in 2010. The main detractors from performance relative to the Index were the Fund’s hedging strategy, an overweight in pre-refunded, or escrowed, bonds, security selection and an overweight in BBB-rated bonds, and security selection and an overweight in bonds with 30 or more years remaining to maturity.

Eaton Vance California Municipal Bond Fund II shares at NAV returned 20.12%, outperforming the 12.88% return of the Index. Leverage contributed to performance versus the Index, as did an overweight in local general obligation bonds and an overweight in zero coupon bonds. Detractors from results versus the Index included the Fund’s hedging

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Bond Funds

September 30, 2014

Management’s Discussion of Fund Performance — continued

strategy, security selection and an underweight in the health care and transportation sectors, and security selection and an underweight in BBB-rated and A-rated bonds.

Eaton Vance Massachusetts Municipal Bond Fund shares at NAV returned 18.82%, outperforming the 12.88% return of the Index. Key contributors to performance relative to the Index included leverage, an overweight and security selection in Puerto Rico bonds, and an overweight and security selection in the education sector. In contrast, the Fund’s hedging strategy, an underweight and security selection in BBB-rated bonds, an underweight and security selection in the transportation sector, and an underweight in bonds with 30 or more years remaining to maturity all detracted from performance versus the Index.

Eaton Vance Michigan Municipal Bond Fund shares at NAV returned 19.57%, outperforming the 12.88% return of the Index. Leverage, security selection in A-rated bonds, and security selection in Puerto Rico bonds all contributed to results versus the Index, along with security selection in water and sewer bonds. In particular, performance benefited from positions in Detroit water and sewer issues, which were treated favorably in the city’s bankruptcy proceedings; the City of Detroit had filed for bankruptcy in July 2013. In contrast, detractors from Fund performance versus the Index included an overweight in pre-refunded bonds, security selection in zero coupon bonds, and an underweight in the transportation sector.

Eaton Vance New Jersey Municipal Bond Fund shares at NAV returned 16.77%, outperforming the 12.88% return of the Index. Contributors to performance versus the Index included leverage, security selection in Puerto Rico bonds, and an overweight in zero coupon bonds. Detractors from results relative to the Index included the Fund’s hedging strategy, security selection in BBB-rated bonds, an underweight and security selection in bonds with 30 or more years remaining to maturity, and an underweight and security selection in the transportation sector.

Eaton Vance New York Municipal Bond Fund II shares at NAV returned 15.23%, outperforming the 12.88% return of the Index. Key contributors to results versus the Index included leverage, an overweight and security selection in AAA-rated bonds, and security selection in the special tax sector.

In contrast, performance versus the Index was hurt by the Fund’s hedging strategy, security selection in the health care sector, and security selection in BBB-rated bonds.

Eaton Vance Ohio Municipal Bond Fund shares at NAV returned 19.45%, outperforming the 12.88% return of the Index. Significant contributors to results versus the Index included leverage, security selection in Puerto Rico bonds, and an overweight in zero coupon bonds. An overweight in pre-refunded bonds and an underweight in the transportation sector detracted from performance relative to the Index.

Eaton Vance Pennsylvania Municipal Bond Fund shares at NAV returned 18.84%, outperforming the 12.88% return of the Index. Leverage was a key contributor to performance versus the Index, as were security selection in Puerto Rico bonds and an overweight in zero coupon bonds. In contrast, the Fund’s hedging strategy, an underweight in BBB-rated bonds, and an underweight in the transportation sector all detracted from performance relative to the Index during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Bond Fund II

September 30, 2014

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	22.61%	8.30%	5.85%
Fund at Market Price	—	19.62	5.79	5.15
Barclays Long (22+) Year Municipal Bond Index	—	12.88%	5.97%	5.42%

% Premium/Discount to NAV[4]
				–7.71%

Distributions[5]
Total Distributions per share for the period				$0.757
Distribution Rate at NAV				5.56%
Taxable-Equivalent Distribution Rate at NAV				9.82%
Distribution Rate at Market Price				6.03%
Taxable-Equivalent Distribution Rate at Market Price				10.65%

% Total Leverage[6]
Auction Preferred Shares (APS)				20.51%
Residual Interest Bond (RIB) Financing				16.91

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

California Municipal Bond Fund II

September 30, 2014

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	20.12%	7.48%	5.61%
Fund at Market Price	—	14.22	6.19	4.56
Barclays Long (22+) Year Municipal Bond Index	—	12.88%	5.97%	5.42%

% Premium/Discount to NAV[4]
				–9.04%

Distributions[5]
Total Distributions per share for the period				$0.731
Distribution Rate at NAV				5.50%
Taxable-Equivalent Distribution Rate at NAV				11.21%
Distribution Rate at Market Price				6.05%
Taxable-Equivalent Distribution Rate at Market Price				12.33%

% Total Leverage[6]
APS				29.48%
RIB Financing				11.34

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Massachusetts Municipal Bond Fund

September 30, 2014

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	18.82%	6.69%	5.91%
Fund at Market Price	—	23.19	4.96	4.98
Barclays Long (22+) Year Municipal Bond Index	—	12.88%	5.97%	5.42%

% Premium/Discount to NAV[4]
				–4.14%

Distributions[5]
Total Distributions per share for the period				$0.760
Distribution Rate at NAV				5.00%
Taxable-Equivalent Distribution Rate at NAV				9.32%
Distribution Rate at Market Price				5.22%
Taxable-Equivalent Distribution Rate at Market Price				9.73%

% Total Leverage[6]
APS				31.01%
RIB Financing				7.61

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Michigan Municipal Bond Fund

September 30, 2014

Performance2,3

Portfolio Manager Thomas M. Metzold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	19.57%	6.47%	6.02%
Fund at Market Price	—	16.89	4.89	4.18
Barclays Long (22+) Year Municipal Bond Index	—	12.88%	5.97%	5.42%

% Premium/Discount to NAV[4]
				–12.42%

Distributions[5]
Total Distributions per share for the period				$0.734
Distribution Rate at NAV				5.31%
Taxable-Equivalent Distribution Rate at NAV				9.80%
Distribution Rate at Market Price				6.07%
Taxable-Equivalent Distribution Rate at Market Price				11.20%

% Total Leverage[6]
APS				37.20%

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

7

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2014

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	16.77%	6.04%	5.93%
Fund at Market Price	—	13.11	2.87	4.08
Barclays Long (22+) Year Municipal Bond Index	—	12.88%	5.97%	5.42%

% Premium/Discount to NAV[4]
				–13.40%

Distributions[5]
Total Distributions per share for the period				$0.704
Distribution Rate at NAV				5.18%
Taxable-Equivalent Distribution Rate at NAV				10.05%
Distribution Rate at Market Price				5.98%
Taxable-Equivalent Distribution Rate at Market Price				11.61%

% Total Leverage[6]
APS				34.02%
RIB Financing				0.39

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

New York Municipal Bond Fund II

September 30, 2014

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	15.23%	6.09%	5.36%
Fund at Market Price	—	12.85	3.42	4.34
Barclays Long (22+) Year Municipal Bond Index	—	12.88%	5.97%	5.42%

% Premium/Discount to NAV[4]
				–12.04%

Distributions[5]
Total Distributions per share for the period				$0.687
Distribution Rate at NAV				5.10%
Taxable-Equivalent Distribution Rate at NAV				9.88%
Distribution Rate at Market Price				5.80%
Taxable-Equivalent Distribution Rate at Market Price				11.24%

% Total Leverage[6]
APS				23.20%
RIB Financing				16.29

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

9

Eaton Vance

Ohio Municipal Bond Fund

September 30, 2014

Performance2,3

Portfolio Manager Thomas M. Metzold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	19.45%	7.34%	5.10%
Fund at Market Price	—	16.44	4.85	3.70
Barclays Long (22+) Year Municipal Bond Index	—	12.88%	5.97%	5.42%

% Premium/Discount to NAV[4]
				–9.22%

Distributions[5]
Total Distributions per share for the period				$0.702
Distribution Rate at NAV				5.10%
Taxable-Equivalent Distribution Rate at NAV				9.52%
Distribution Rate at Market Price				5.62%
Taxable-Equivalent Distribution Rate at Market Price				10.49%

% Total Leverage[6]
APS				31.44%
RIB Financing				3.92

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

Pennsylvania Municipal Bond Fund

September 30, 2014

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	18.84%	6.99%	6.41%
Fund at Market Price	—	17.93	3.85	4.95
Barclays Long (22+) Year Municipal Bond Index	—	12.88%	5.97%	5.42%

% Premium/Discount to NAV[4]
				–9.51%

Distributions[5]
Total Distributions per share for the period				$0.773
Distribution Rate at NAV				5.44%
Taxable-Equivalent Distribution Rate at NAV				9.92%
Distribution Rate at Market Price				6.02%
Taxable-Equivalent Distribution Rate at Market Price				10.97%

% Total Leverage[6]
APS				32.35%
RIB Financing				5.05

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com

11

Eaton Vance

Municipal Bond Funds

September 30, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at www.eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[6]

Fund employs RIB financing and/or APS leverage. The leverage created by RIB investments and APS provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time. Floating Rate Notes in both calculations reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

8	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

12

Eaton Vance

Municipal Bond Fund II

September 30, 2014

Portfolio of Investments

Tax-Exempt Municipal Securities — 156.8%

Security	Principal Amount (000’s omitted)	Value

Education — 10.3%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	$2,200	$2,497,968
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	565	622,788
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), 5.00%, 5/15/35	1,745	1,989,091
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,876,413
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	2,710	3,171,323
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,703,040
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	500	571,300
University of Virginia, 5.00%, 6/1/40	1,500	1,671,570

		$14,103,493

Electric Utilities — 3.5%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$330	$377,774
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,300	1,409,252
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	1,420	1,620,675
Unified Government of Wyandotte County/Kansas City, KS, Board of Public Utilities, 5.00%, 9/1/36	685	746,540
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	500	581,445

		$4,735,686

Escrowed / Prerefunded — 0.9%
Tennessee School Bond Authority, Prerefunded to 5/1/18, 5.50%, 5/1/38	$1,000	$1,166,540

		$1,166,540

General Obligations — 15.6%
California, 5.00%, 12/1/30	$610	$710,064
California, 5.00%, 10/1/33(2)	2,150	2,494,021
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	1,680	1,828,478
Clark County, NV, 5.00%, 7/1/33	500	562,290
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	2,500	3,050,325
Hawaii, 5.00%, 12/1/29	2,500	2,942,825
Hawaii, 5.00%, 12/1/30	1,000	1,173,590
Mississippi, 5.00%, 10/1/36(1)	1,725	1,967,863

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
New York, 5.00%, 2/15/34(1)	$2,750	$3,138,658
New York, NY, 5.00%, 8/1/31	2,000	2,287,160
Oregon, 5.00%, 8/1/36	1,000	1,124,390

		$21,279,664

Hospital — 5.0%
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/35	$870	$878,108
Camden County Improvement Authority, NJ, (Cooper Health System), 5.25%, 2/15/27	545	551,720
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	360	409,493
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,285	1,379,923
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	1,120	321,227
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	3,000	817,680
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	615	699,981
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	1,550	1,750,105

		$6,808,237

Industrial Development Revenue — 0.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$595	$609,780

		$609,780

Insured – Education — 4.8%
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$455	$562,107
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	1,555	1,684,811
University of South Alabama, (BHAC), 5.00%, 8/1/38	3,900	4,326,309

		$6,573,227

Insured – Electric Utilities — 8.1%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,000	$1,096,660
Chelan County, WA, Public Utility District No. 1, (Columbia River), (NPFG), 0.00%, 6/1/23	6,335	5,030,497
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	735	829,550
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	2,205	2,249,585

13	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)
South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	$1,595	$1,827,424

		$11,033,716

Insured – Escrowed / Prerefunded — 1.9%
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	$450	$453,442
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	565	670,401
Philadelphia, PA, (AGC), Prerefunded to 7/15/16, 7.00%, 7/15/28	1,250	1,398,500

		$2,522,343

Insured – General Obligations — 6.7%
Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	$750	$945,593
Coast Community College District, CA, (Election of 2002), (AGM), 0.00%, 8/1/33	12,000	4,525,920
Goodyear, AZ, (NPFG), 3.00%, 7/1/26	510	512,336
Palm Springs, CA, Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	2,750	3,129,692

		$9,113,541

Insured – Hospital — 18.8%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,750	$1,906,450
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,500	1,603,425
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	2,200	2,333,034
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	3,000	3,229,470
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	1,490	1,520,754
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,500	2,676,900
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	750	799,973
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41	1,750	1,866,602
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,090	2,290,138

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	$500	$532,020
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,245	2,494,397
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	1,545	1,775,993
Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,300	2,597,275

		$25,626,431

Insured – Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,528,243

		$1,528,243

Insured – Lease Revenue / Certificates of Participation — 5.1%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$1,000	$1,301,720
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	310	352,625
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,250	3,624,205
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	1,500	1,647,420

		$6,925,970

Insured – Other Revenue — 1.6%
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/34	$2,540	$912,216
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,221,080

		$2,133,296

Insured – Solid Waste — 1.0%
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$740	$855,647
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	425	487,904

		$1,343,551

Insured – Special Tax Revenue — 4.8%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$3,000	$2,888,460
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	3,084,271

14	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$4,440	$621,378

		$6,594,109

Insured – Student Loan — 1.0%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,260	$1,409,625

		$1,409,625

Insured – Transportation — 24.4%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	$260	$292,991
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	400	452,804
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	180	202,723
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	100	113,172
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	1,585	1,770,936
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	6,302,478
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,305	1,402,197
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,000	11,142,500
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/24	1,000	1,152,660
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	535	611,896
Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20(3)	13,885	6,071,911
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,197,050
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	255	289,922
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	290	329,231
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	1,750	1,978,953

		$33,311,424

Insured – Water and Sewer — 8.7%
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/26	$670	$783,746
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/27	420	491,303
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.50%, 10/1/38	660	778,516
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38(4)	1,635	1,813,477

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/34	$205	$204,986
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,250	1,388,475
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33	435	482,363
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35(4)	1,000	1,273,670
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	230	251,618
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	195	212,499
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	240	260,117
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	195	210,036
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	2,205	2,531,384
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,220	1,229,931

		$11,912,121

Lease Revenue / Certificates of Participation — 6.0%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$2,235	$2,554,806
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	5,000	5,684,650

		$8,239,456

Other Revenue — 1.3%
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$1,300	$1,530,828
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	260	281,809

		$1,812,637

Senior Living / Life Care — 0.2%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$235	$261,955

		$261,955

Special Tax Revenue — 7.4%
Homewood, AL, City Board of Education, 5.00%, 4/1/32	$1,880	$2,110,225
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	953,857
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	465	530,472

15	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	$1,710	$1,952,136
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(5)	3,800	4,523,596

		$10,070,286

Transportation — 12.2%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	$640	$746,835
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	990	1,150,162
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,715	1,888,095
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	465	546,594
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	620	728,202
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	865	976,853
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,095	2,267,942
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,189,284
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	420	463,478
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/40	375	410,914
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	2,040	2,362,218
South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	1,000	1,123,760
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37	2,500	2,817,750

		$16,672,087

Water and Sewer — 5.9%
Chicago, IL, Water Revenue, 5.00%, 11/1/42	$1,000	$1,084,650
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,555	1,658,221
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	380	406,273
Detroit, MI, Water Supply System, 5.25%, 7/1/41	300	317,883
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/36	4,000	4,587,600

		$8,054,627

Total Tax-Exempt Municipal Securities — 156.8% (identified cost $196,790,733)		$213,842,045

Corporate Bonds & Notes — 0.0%(6)

Security	Principal Amount (000’s omitted)	Value

Transportation — 0.0%(6)
Las Vegas Monorail Co., Jr. Subordinated Notes, 3.00% to 12/31/15, 5.50%, 7/15/55(7)(8)(9)	$47	$6,257
Las Vegas Monorail Co., Sr. Secured Notes, 5.50%, 7/15/19(7)(8)	171	30,810

Total Corporate Bonds & Notes — 0.0%(6) (identified cost $15,228)		$37,067

Total Investments — 156.8% (identified cost $196,805,961)		$213,879,112

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (32.8)%		$(44,700,537)

Other Assets, Less Liabilities — (24.0)%		$(32,780,770)

Net Assets Applicable to Common Shares — 100.0%		$136,397,805

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

At September 30, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

New York	14.6%
Others, representing less than 10% individually	85.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2014, 56.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 19.6% of total investments.

16	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

September 30, 2014

Portfolio of Investments — continued

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	When-issued security.

(3)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,673,596.

(6)	Amount is less than 0.05%.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(9)	Security is in default and making only partial interest payments.

17	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

September 30, 2014

Portfolio of Investments

Tax-Exempt Investments — 168.4%

Security	Principal Amount (000’s omitted)	Value

Education — 16.6%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$1,370	$1,539,346
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	395	453,168
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	181,022
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	70	82,148
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	424,110
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	890	989,894
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	115	139,496
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,200	1,365,168
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	330	368,382
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	232,367
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	158,734
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	405	461,963
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	482,983
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	508,217
University of California, 5.25%, 5/15/39	1,000	1,159,510

		$8,546,508

Electric Utilities — 6.6%
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	$745	$848,466
Sacramento Municipal Utility District, 5.00%, 8/15/30	420	486,650
Sacramento Municipal Utility District, 5.00%, 8/15/31	125	144,167
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	1,167,320
Vernon, Electric System Revenue, 5.125%, 8/1/21	675	763,162

		$3,409,765

General Obligations — 23.9%
California, 5.00%, 10/1/31(1)	$565	$662,293
California, 5.50%, 11/1/35	1,300	1,516,892
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	2,065,765

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
San Bernardino Community College District, 4.00%, 8/1/30	$1,510	$1,590,981
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	720	821,268
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	455	520,734
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	410	464,268
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	685	827,528
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	1,170	1,407,194
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	1,125	1,276,493
Ventura County Community College District, 5.00%, 8/1/29	1,000	1,188,200

		$12,341,616

Hospital — 15.7%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,330	$1,371,589
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	1,400	1,525,734
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	335	376,557
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	475	530,684
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	750	858,600
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	600	682,584
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	280	314,896
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,115,450
Washington Township Health Care District, 5.00%, 7/1/32	555	570,756
Washington Township Health Care District, 5.25%, 7/1/29	750	752,063

		$8,098,913

Insured – Education — 7.2%
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$420	$438,358
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	1,000	1,043,710
California State University, (AGM), (BHAC), 5.00%, 11/1/39(2)	2,000	2,234,720

		$3,716,788

18	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 7.3%
Los Angeles Department of Water and Power, Electric System Revenue, (AMBAC), (BHAC), 5.00%, 7/1/26(2)	$1,500	$1,662,540
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,035	993,145
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,134,910

		$3,790,595

Insured – Escrowed / Prerefunded — 13.4%
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	$1,150	$1,497,564
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	525	683,671
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), Prerefunded to 7/1/16, 4.75%, 7/1/37	1,235	1,331,342
Clovis Unified School District, (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	2,899,225
Orange County Water District, Certificates of Participation, (NPFG), Prerefunded to 8/15/32, 5.00%, 8/15/34	395	508,879

		$6,920,681

Insured – General Obligations — 26.2%
Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$725	$805,294
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	7,125	2,287,054
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/40	2,525	730,407
Carlsbad Unified School District, (Election of 2006), (NPFG), 5.25%, 8/1/32	1,500	1,666,125
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	6,675	2,247,139
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	575	585,568
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	1,250	1,422,587
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	1,040	1,146,434
Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	2,620,896

		$13,511,504

Insured – Hospital — 6.2%
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(2)	$1,250	$1,310,775

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital (continued)
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(2)	$1,750	$1,870,663

		$3,181,438

Insured – Lease Revenue / Certificates of Participation —3.8%
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(2)	$1,750	$1,951,495

		$1,951,495

Insured – Special Tax Revenue — 9.1%
Cathedral City Public Financing Authority, (Housing Redevelopment), (NPFG), 5.00%, 8/1/33	$1,400	$1,403,794
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	1,535	1,558,240
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,675	374,366
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	1,225	1,336,745

		$4,673,145

Insured – Transportation — 4.4%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$1,936,774
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	330	343,834

		$2,280,608

Insured – Water and Sewer — 5.8%
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	$100	$110,710
East Bay Municipal Utility District, Water System Revenue, (NPFG), 5.00%, 6/1/32(2)	1,600	1,771,360
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	445	501,960
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	615	625,965

		$3,009,995

Lease Revenue / Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$480	$537,000

		$537,000

Special Tax Revenue — 7.3%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/31	$1,490	$1,671,765
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28(3)	1,300	1,507,064

19	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/29	$500	$579,420

		$3,758,249

Transportation — 11.6%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$1,190	$1,384,481
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	610,616
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2) (4)	1,060	1,199,708
Los Angeles Harbor Department, 5.00%, 8/1/25	1,250	1,499,225
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	691,166
San Jose, Airport Revenue, 5.00%, 3/1/20	500	586,690

		$5,971,886

Water and Sewer — 2.3%
Metropolitan Water District of Southern California, 5.00%, 1/1/39	$1,050	$1,186,710

		$1,186,710

Total Tax-Exempt Investments — 168.4% (identified cost $78,987,401)		$86,886,896

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (49.8)%		$(25,700,370)

Other Assets, Less Liabilities — (18.6)%		$(9,605,971)

Net Assets Applicable to Common Shares — 100.0%		$51,580,555

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2014, 49.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 19.2% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $404,708.

20	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

September 30, 2014

Portfolio of Investments

Tax-Exempt Investments — 158.3%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 5.9%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$585	$756,071
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	640	833,210

		$1,589,281

Education — 23.6%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$750	$854,535
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,000	2,236,380
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	963,673
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,025	1,168,684
University of Massachusetts Building Authority, 5.00%, 11/1/39	1,000	1,125,430

		$6,348,702

Escrowed / Prerefunded — 4.4%
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), Prerefunded to 7/1/18, 5.50%, 7/1/36	$1,000	$1,171,990

		$1,171,990

General Obligations — 12.1%
Boston, 4.00%, 4/1/24	$200	$222,440
Cambridge, 4.00%, 2/15/21	395	453,239
Danvers, 5.25%, 7/1/36	565	652,428
Plymouth, 5.00%, 5/1/26	250	286,890
Plymouth, 5.00%, 5/1/31	225	253,352
Plymouth, 5.00%, 5/1/32	205	230,178
Wayland, 5.00%, 2/1/33	340	386,842
Wayland, 5.00%, 2/1/36	510	575,816
Winchester, 5.00%, 4/15/36	160	181,264

		$3,242,449

Hospital — 17.8%
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	$525	$616,397
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	775	839,248
Massachusetts Health and Educational Facilities Authority, (Lahey Clinic Medical Center), 5.25%, 8/15/28	400	436,816
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/34	500	569,385

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/39	$750	$848,243
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	370	371,561
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	1,000	1,097,460

		$4,779,110

Insured – Education — 15.0%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$700	$898,919
Massachusetts Development Finance Agency, (Boston College), (NPFG), 5.00%, 7/1/38	750	819,982
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,105	1,365,117
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(2)	750	942,555

		$4,026,573

Insured – Electric Utilities — 4.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,095	$1,111,020

		$1,111,020

Insured – Escrowed / Prerefunded — 11.0%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$2,900	$2,171,375
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), Prerefunded to 7/1/15, 5.00%, 7/1/35	750	777,502

		$2,948,877

Insured – General Obligations — 13.3%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,900	$2,502,281
Revere, (AGC), 5.00%, 4/1/39	1,000	1,066,930

		$3,569,211

Insured – Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$220	$246,255

		$246,255

Insured – Lease Revenue / Certificates of Participation — 4.6%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,000	$1,244,110

		$1,244,110

21	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 1.9%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$415	$515,579

		$515,579

Insured – Special Tax Revenue — 15.1%
Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,225	$1,229,459
Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	400	520,420
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,160	1,271,928
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	939,772
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	770	107,762

		$4,069,341

Insured – Water and Sewer — 4.5%
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/36	$960	$1,222,637

		$1,222,637

Other Revenue — 3.4%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	$320	$364,838
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/29	490	558,463

		$923,301

Senior Living / Life Care — 2.8%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$745	$746,863

		$746,863

Special Tax Revenue — 5.5%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$95	$108,832
Massachusetts Bay Transportation Authority, Special Tax Revenue, 5.00%, 7/1/35	1,210	1,378,432

		$1,487,264

Transportation — 9.1%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/32	$1,000	$1,102,870
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	500	546,335
Massachusetts Port Authority, 5.00%, 7/1/28	250	290,340

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Massachusetts Port Authority, 5.00%, 7/1/34	$435	$492,694

		$2,432,239

Water and Sewer — 3.3%
Boston Water & Sewer Commission, 5.00%, 11/1/27	$750	$876,848

		$876,848

Total Tax – Exempt Investments — 158.3% (identified cost $37,824,862)		$42,551,650

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.5)%		$(13,575,163)

Other Assets, Less Liabilities — (7.8)%		$(2,106,887)

Net Assets Applicable to Common Shares — 100.0%		$26,869,600

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2014, 44.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.9% to 18.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $442,555.

22	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Bond Fund

September 30, 2014

Portfolio of Investments

Tax-Exempt Investments — 162.7%
Security	Principal Amount (000’s omitted)	Value

Education — 7.5%
Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$250	$250,678
Michigan Technological University, 4.00%, 10/1/36	570	578,841
Wayne State University, 5.00%, 11/15/40	775	850,190

		$1,679,709

Electric Utilities — 7.6%
Holland, Electric Utility System, 5.00%, 7/1/39	$865	$970,279
Michigan Public Power Agency, 5.00%, 1/1/43	700	746,144

		$1,716,423

Escrowed / Prerefunded — 1.8%
Michigan Hospital Finance Authority, (Chelsea Community Hospital), Prerefunded to 5/15/15, 5.00%, 5/15/30	$400	$412,192

		$412,192

General Obligations — 24.2%
Buchanan Community Schools, 4.00%, 5/1/31	$500	$522,885
Comstock Park Public Schools, 5.125%, 5/1/31	205	229,748
Comstock Park Public Schools, 5.25%, 5/1/33	165	183,026
East Grand Rapids Public Schools, 5.00%, 5/1/39	665	747,640
Lansing Community College, 5.00%, 5/1/30	1,000	1,132,960
Plymouth – Canton Community Schools, 4.00%, 5/1/33	750	792,510
Walled Lake Consolidated School District, 5.00%, 5/1/34	635	710,406
Watervliet Public Schools, 5.00%, 5/1/38	1,000	1,125,140

		$5,444,315

Hospital — 24.0%
Grand Traverse Hospital, 5.375%, 7/1/35	$750	$823,943
Kalamazoo Hospital Finance Authority, (Bronson Health Care Group), 5.25%, 5/15/33	500	541,175
Kent Hospital Finance Authority, (Spectrum Health System), 5.00%, 1/15/31	750	830,205
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	750	816,900
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	545,420
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/48	700	750,820
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,000	1,097,560

		$5,406,023

Security	Principal Amount (000’s omitted)	Value

Insured – Bond Bank — 3.0%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$700	$673,008

		$673,008

Insured – Education — 2.1%
Ferris State University, (AGC), 5.125%, 10/1/33	$435	$485,090

		$485,090

Insured – Electric Utilities — 2.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$610	$603,107

		$603,107

Insured – Escrowed / Prerefunded — 14.6%
Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	$1,135	$1,139,495
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,146,706

		$3,286,201

Insured – General Obligations — 31.0%
Battle Creek, (BAM), 5.00%, 6/1/33	$500	$550,815
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	500	550,355
Livonia Public Schools, (AGM), 5.00%, 5/1/43	750	809,963
Okemos Public Schools, (NPFG), 0.00%, 5/1/19	1,330	1,223,613
Pinconning Area Schools, (AGM), 5.00%, 5/1/33	1,000	1,080,190
Royal Oak, (AGC), 6.25%, 10/1/28	1,000	1,172,490
South Haven Public Schools, (BAM), 5.00%, 5/1/41	950	1,050,899
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	538,140

		$6,976,465

Insured – Lease Revenue / Certificates of Participation — 8.6%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$494,150
Michigan Building Authority, (NPFG), 0.00%, 10/15/30	3,100	1,433,161

		$1,927,311

Insured – Special Tax Revenue — 1.1%
Puerto Rico Sales Tax Financing Corp., (AGM), 0.00%, 8/1/33	$560	$152,124
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	615	86,069

		$238,193

Insured – Water and Sewer — 20.3%
Detroit Water Supply System, (NPFG), 5.00%, 7/1/30	$1,425	$1,426,140
Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	1,000	1,130,640

23	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Bond Fund

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)
Michigan Finance Authority, (Detroit Water & Sewerage Department), (AGM), 5.00%, 7/1/31	$1,500	$1,647,390
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	355	355,202

		$4,559,372

Lease Revenue / Certificates of Participation — 4.6%
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	$1,000	$1,040,210

		$1,040,210

Special Tax Revenue — 5.0%
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,120,800

		$1,120,800

Water and Sewer — 4.6%
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	$605	$754,919
Port Huron, Water Supply System, 5.25%, 10/1/31	250	272,505

		$1,027,424

Total Tax-Exempt Investments — 162.7% (identified cost $34,116,852)		$36,595,843

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (59.2)%		$(13,325,341)

Other Assets, Less Liabilities — (3.5)%		$(778,568)

Net Assets Applicable to Common Shares — 100.0%		$22,491,934

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2014, 51.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 13.3% of total investments.

24	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2014

Portfolio of Investments

Tax-Exempt Municipal Securities — 148.4%
Security	Principal Amount (000’s omitted)	Value

Education — 5.6%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	$340	$391,371
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	210	241,158
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	360	394,704
New Jersey Institute of Technology, 5.00%, 7/1/42	735	810,043
Rutgers State University, 5.00%, 5/1/39	250	282,380

		$2,119,656

General Obligations — 4.2%
Monmouth County Improvement Authority, 5.00%, 1/15/27	$1,375	$1,582,804

		$1,582,804

Hospital — 15.0%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	$685	$686,665
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	250	279,542
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	515	546,132
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	250	258,712
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	295	335,315
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	750	826,762
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/34	1,200	1,356,048
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,345	1,369,291

		$5,658,467

Housing — 2.7%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), 4.375%, 4/1/28	$940	$1,004,540

		$1,004,540

Insured – Education — 6.5%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	$920	$915,639
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	1,145	1,241,226
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	275	303,281

		$2,460,146

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 2.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$615	$608,050
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	335	321,084

		$929,134

Insured – Escrowed / Prerefunded — 2.6%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	$840	$996,702

		$996,702

Insured – General Obligations — 43.4%
Bayonne, (AGM), 0.00%, 7/1/23	$2,415	$1,889,254
Bayonne, (AGM), 5.50%, 7/1/39	1,000	1,086,590
Delaware Township, Hunterdon County, (AGC), 5.00%, 10/15/35	320	355,450
Delaware Township, Hunterdon County, (AGC), 5.10%, 10/15/36	340	378,777
Delaware Township, Hunterdon County, (AGC), 5.15%, 10/15/37	360	401,872
Delaware Township, Hunterdon County, (AGC), 5.20%, 10/15/38	382	426,820
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,500	1,622,835
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/38	2,000	709,000
Irvington Township, (AGM), 0.00%, 7/15/26	5,235	3,580,530
Jackson Township School District, (NPFG), 2.50%, 6/15/27	2,310	2,208,106
Jersey City, (AGM), 5.00%, 1/15/29	1,000	1,072,220
Lakewood Township, (AGC), 5.75%, 11/1/31	700	779,996
Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/34	1,015	1,065,385
Nutley School District, (NPFG), 4.75%, 7/15/30	110	115,793
Nutley School District, (NPFG), 4.75%, 7/15/31	410	431,029
Paterson, (BAM), 5.00%, 1/15/26	250	282,592

		$16,406,249

Insured – Hospital — 11.4%
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	$2,000	$2,193,380
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	170	180,887
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	250	266,010
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,500	1,666,635

		$4,306,912

25	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 6.5%
Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,301,720
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	460	523,250
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	624,825

		$2,449,795

Insured – Special Tax Revenue — 12.6%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$862,380
Garden State Preservation Trust, (AGM), Prerefunded to 11/1/15, 5.80%, 11/1/21	500	530,580
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	975	978,685
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	2,380	1,549,570
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	687,826
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	154,645

		$4,763,686

Insured – Transportation — 7.6%
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	$1,500	$1,884,030
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	720	794,398
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	200,671

		$2,879,099

Insured – Water and Sewer — 9.9%
Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$4,500	$3,237,615
Passaic Valley Sewerage Commissioners, (NPFG), 2.50%, 12/1/32	635	525,520

		$3,763,135

Lease Revenue / Certificates of Participation — 1.7%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	$600	$636,600

		$636,600

Senior Living / Life Care — 1.9%
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	$675	$712,145

		$712,145

Security	Principal Amount (000’s omitted)	Value

Student Loan — 2.9%
New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$1,083,058

		$1,083,058

Transportation — 9.2%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$590	$649,549
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210	229,685
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/30	610	693,180
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/26	1,000	602,260
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,322,339

		$3,497,013

Water and Sewer — 2.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$725	$818,090

		$818,090

Total Tax-Exempt Municipal Securities — 148.4% (identified cost $50,048,463)		$56,067,231

Taxable Municipal Securities — 1.3%

Security	Principal Amount (000’s omitted)	Value

Transportation — 1.3%
Port Authority of New York and New Jersey, 4.458%, 10/1/62	$500	$500,450

Total Taxable Municipal Securities — 1.3% (identified cost $494,558)		$500,450

Total Investments — 149.7% (identified cost $50,543,021)		$56,567,681

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (51.9)%		$(19,600,047)

Other Assets, Less Liabilities — 2.2%		$821,828

Net Assets Applicable to Common Shares — 100.0%		$37,789,462

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

26	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2014

Portfolio of Investments — continued

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2014, 68.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 22.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

27	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

September 30, 2014

Portfolio of Investments

Tax-Exempt Investments — 166.7%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.5%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$750	$853,253

		$853,253

Education — 21.9%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/32	$605	$677,715
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	110	124,299
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	60	68,287
New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	350	350,416
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,461,099
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	1,275	1,455,412
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	565	648,304
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	610	692,570
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	371,494
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	1,000	1,123,550
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	515	583,109

		$7,556,255

Electric Utilities — 3.9%
Utility Debt Securitization Authority, 5.00%, 12/15/33	$1,160	$1,359,160

		$1,359,160

General Obligations — 10.2%
Long Beach City School District, 4.50%, 5/1/26	$770	$840,370
New York, 5.00%, 2/15/34(1)	1,000	1,141,330
New York City, 5.00%, 8/1/34(1)	1,350	1,536,246

		$3,517,946

Hospital — 8.0%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$135	$151,208
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180	195,536

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	$500	$532,900
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	235	273,617
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/26	335	355,395
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,135	1,243,688

		$2,752,344

Housing — 1.5%
New York Mortgage Agency, 3.55%, 10/1/33	$500	$500,865

		$500,865

Industrial Development Revenue — 1.3%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$380	$450,969

		$450,969

Insured – Education — 24.4%
New York Dormitory Authority, (Barnard College), (NPFG), 5.00%, 7/1/24(2)	$1,440	$1,570,939
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	2,250	2,506,207
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	345	369,254
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39(2)	545	584,300
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	850	890,375
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	5,425	2,502,173

		$8,423,248

Insured – Electric Utilities — 3.4%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.50%, 5/1/33	$500	$586,180
Long Island Power Authority, Electric System Revenue, (BHAC), 6.00%, 5/1/33	500	593,055

		$1,179,235

Insured – Escrowed / Prerefunded — 3.1%
New York City, (AGM), Prerefunded to 4/1/16, 5.00%, 4/1/22	$1,000	$1,071,050

		$1,071,050

28	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 12.6%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$535	$604,507
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24(2)	560	645,053
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	250	273,517
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	185	197,591
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	190	202,800
Oyster Bay, (AGM), 4.00%, 8/1/28	725	760,532
Sachem Central School District, (NPFG), 4.25%, 10/15/28	410	420,229
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	185	203,985
Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	190	207,733
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	210	227,907
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	220	237,783
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	350	377,937

		$4,359,574

Insured – Hospital — 3.2%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$570,830
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	500	547,800

		$1,118,630

Insured – Housing — 2.9%
New York City Housing Development Corp., (NPFG), 4.95%, 11/1/33	$1,000	$1,001,100

		$1,001,100

Insured – Other Revenue — 3.2%
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$950	$1,087,313

		$1,087,313

Insured – Special Tax Revenue — 9.6%
Metropolitan Transportation Authority, Dedicated Tax Revenue, (AGM), (NPFG), 5.00%, 11/15/31	$1,000	$1,075,450
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	510	618,421
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,700	386,852
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,185	165,841
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	385	385,781

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	$690	$691,401

		$3,323,746

Insured – Water and Sewer — 4.0%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	$905	$1,041,655
Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	350	354,599

		$1,396,254

Other Revenue — 7.6%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,100	$505,868
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	1,865	2,127,965

		$2,633,833

Special Tax Revenue — 24.5%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(3)	$500	$595,210
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	2,750	3,194,097
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	650	739,869
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	1,020	1,163,616
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	530	610,825
Sales Tax Asset Receivables Corp., 5.00%, 10/15/30(4)	1,410	1,701,137
Sales Tax Asset Receivables Corp., 5.00%, 10/15/31(4)	390	468,620

		$8,473,374

Transportation — 18.9%
Metropolitan Transportation Authority, 5.00%, 11/15/34	$2,000	$2,205,160
Nassau County Bridge Authority, 5.00%, 10/1/35	350	375,949
Nassau County Bridge Authority, 5.00%, 10/1/40	65	69,964
New York Bridge Authority, 5.00%, 1/1/26	205	240,951
New York Thruway Authority, 5.00%, 1/1/37	1,175	1,304,849
Niagara Falls Bridge Commission, 5.00%, 10/1/24(4)	200	244,404
Niagara Falls Bridge Commission, 5.00%, 10/1/26(4)	160	191,026
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	820	949,519
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	340	383,214

29	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	$500	$568,825

		$6,533,861

Total Tax-Exempt Investments — 166.7% (identified cost $53,296,935)		$57,592,010

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (38.4)%		$(13,250,339)

Other Assets, Less Liabilities — (28.3)%		$(9,784,520)

Net Assets Applicable to Common Shares — 100.0%		$34,557,151

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2014, 39.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.6% to 13.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $220,210.

(4)	When-issued security.

30	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

September 30, 2014

Portfolio of Investments

Tax-Exempt Investments — 146.7%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 11.1%
Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$915	$916,592
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	700	833,056
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	1,040	1,213,139
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	870	929,761

		$3,892,548

Education — 7.0%
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	$305	$323,330
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	569,705
Ohio State University, 5.00%, 12/1/30	795	989,950
Wright State University, 5.00%, 5/1/31	500	554,145

		$2,437,130

Electric Utilities — 1.6%
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	$500	$558,650

		$558,650

Escrowed / Prerefunded — 0.2%
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/30	$55	$72,119

		$72,119

General Obligations — 11.4%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$270	$307,703
Beavercreek City School District, 5.00%, 12/1/30	900	1,027,197
Canton Local School District, (School Facilities Construction and Improvement), 5.00%, 11/1/43	1,000	1,084,770
Franklin County, 5.00%, 12/1/27	500	554,865
Lakewood City School District, 5.00%, 11/1/39	400	447,452
Napoleon Area City School District, (School Facilities Construction and Improvement), 5.00%, 12/1/36	500	546,700

		$3,968,687

Security	Principal Amount (000’s omitted)	Value

Hospital — 15.7%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$865	$960,920
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	440	476,480
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	286,235
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	528,135
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	537,960
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	755	809,519
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	500	554,650
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	460	505,756
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	643,377
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	185,704

		$5,488,736

Insured – Education — 18.1%
Kent State University, (AGC), 5.00%, 5/1/26	$1,000	$1,128,360
Kent State University, (AGC), 5.00%, 5/1/29	360	408,010
Miami University, (AGM), (AMBAC), 3.25%, 9/1/26	2,000	2,018,580
Ohio University, (AGM), 5.00%, 12/1/33	500	551,005
University of Akron, Series B, (AGM), 5.00%, 1/1/38	1,000	1,094,490
Youngstown State University, (AGC), 5.50%, 12/15/33	1,000	1,124,670

		$6,325,115

Insured – Electric Utilities — 18.2%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$700	$779,030
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,750	1,685,475
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	1,000	325,270
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	3,252,600
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	301,553

		$6,343,928

Insured – General Obligations — 28.8%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$445	$477,516
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/30	500	630,395

31	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	$1,000	$1,129,500
Olentangy Local School District, (AGC), 5.00%, 12/1/36	1,400	1,554,854
Plain School District, (NPFG), 0.00%, 12/1/27	2,400	1,630,584
St. Marys City School District, (AGM), 5.00%, 12/1/35	750	828,465
Sylvania City School District, (AGC), 5.00%, 12/1/26	500	547,960
Sylvania City School District, (AGC), 5.00%, 12/1/32	1,000	1,086,340
Wapakoneta City School District, (AGM), 4.75%, 12/1/35	2,000	2,187,520

		$10,073,134

Insured – Hospital — 1.6%
Lorain County, (Catholic Healthcare Partners), (AGM), 18.363%, 2/1/29(1)(2)(3)	$440	$574,746

		$574,746

Insured – Special Tax Revenue — 10.4%
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$942,179
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	3,665	2,649,538
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	250	34,988

		$3,626,705

Insured – Transportation — 2.9%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$480	$527,515
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	500	485,960

		$1,013,475

Insured – Water and Sewer — 1.5%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$535	$535,305

		$535,305

Other Revenue — 1.1%
Summit County Port Authority, 5.00%, 12/1/31	$350	$388,451

		$388,451

Senior Living / Life Care — 2.4%
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	$375	$395,985
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	190	206,977
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	249,396

		$852,358

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 3.2%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$500	$563,665
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	500	559,540

		$1,123,205

Transportation — 3.5%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$310	$83,424
Ohio Turnpike Commission, 5.00%, 2/15/31	1,000	1,135,360

		$1,218,784

Water and Sewer — 8.0%
Hamilton County, Sewer System, 5.00%, 12/1/32	$750	$826,560
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(4)(5)	1,000	1,050,990
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43	500	564,735
Toledo, Sewerage System Revenue, 5.00%, 11/15/28	300	343,581

		$2,785,866

Total Tax-Exempt Investments — 146.7% (identified cost $45,388,645)		$51,278,942

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (48.6)%		$(17,000,163)

Other Assets, Less Liabilities — 1.9%		$668,353

Net Assets Applicable to Common Shares — 100.0%		$34,947,132

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2014, 55.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 17.3% of total investments.

32	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

September 30, 2014

Portfolio of Investments — continued

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2014, the aggregate value of these securities is $574,746 or 1.6% of the Fund’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at September 30, 2014.

(3)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,320,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $250,990.

33	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

September 30, 2014

Portfolio of Investments

Tax-Exempt Investments — 158.2%

Security	Principal Amount (000’s omitted)	Value

Education — 27.4%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,183,591
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/41	640	698,202
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/44	250	274,885
General Authority of Southcentral Pennsylvania, (York College of Pennsylvania), 5.50%, 11/1/31	1,500	1,683,960
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	863,032
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	466,105
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	925	990,804
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	2,900	2,976,009
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	613,553
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	839,895
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	285,538
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	628,228

		$11,503,802

General Obligations — 12.6%
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,000	$1,220,130
Pennsylvania, 4.00%, 4/1/29(1)(2)	3,000	3,222,510
West York Area School District, 5.00%, 4/1/33	750	848,310

		$5,290,950

Hospital — 15.2%
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$750	$803,205
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,068,910
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	513,060
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,250	1,302,525
Monroeville Finance Authority, (UPMC Obligated Group), 5.00%, 2/15/42	500	544,925
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	269,720

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	$675	$733,266
Philadelphia Hospitals and Higher Education Facilities Authority, 5.00%, 7/1/32	750	835,702
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	305,225

		$6,376,538

Housing — 1.6%
East Hempfield Township Industrial Development Authority (Student Services, Inc.), 5.00%, 7/1/39	$175	$182,970
Pennsylvania Housing Finance Agency, SFMR, 4.00%, 10/1/38	500	509,440

		$692,410

Insured – Education — 13.6%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$534,825
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,530	1,674,769
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	1,000	1,037,770
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/37	500	526,070
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/27	500	556,190
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	416,340
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	960,890

		$5,706,854

Insured – Electric Utilities — 2.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$490	$470,184
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	750	718,845

		$1,189,029

Insured – Escrowed / Prerefunded — 1.2%
Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	$500	$503,825

		$503,825

Insured – General Obligations — 30.0%
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,408,237
Centennial School District, (AGM), 5.25%, 12/15/37	660	755,020
Central Greene School District, (AGM), 5.00%, 2/15/35	1,000	1,097,510

34	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Erie School District, (AMBAC), 0.00%, 9/1/30	$1,000	$521,640
Harrisburg School District, (AGC), 5.00%, 11/15/33	500	529,230
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	828,533
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	2,065,896
Norwin School District, (AGM), 3.25%, 4/1/27	1,475	1,479,233
Reading School District, (AGM), 5.00%, 3/1/35	1,500	1,665,705
Scranton School District, (AGM), 5.00%, 7/15/38	1,000	1,036,900
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	1,239,377

		$12,627,281

Insured – Hospital — 4.9%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$314,565
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,620	1,742,909

		$2,057,474

Insured – Industrial Development Revenue — 2.7%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$1,000	$1,140,480

		$1,140,480

Insured – Lease Revenue / Certificates of Participation — 4.4%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$558,375
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,215	1,274,669

		$1,833,044

Insured – Special Tax Revenue — 3.0%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$1,000	$1,089,250
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,295	181,235

		$1,270,485

Insured – Transportation — 5.6%
Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	$295	$325,400
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	2,100	2,041,032

		$2,366,432

Insured – Utilities — 2.3%
Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$890	$977,131

		$977,131

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 14.1%
Allegheny County Sanitation Authority, (BHAC), (FGIC), 5.00%, 12/1/32	$300	$325,575
Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	1,500	1,581,345
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	500	547,805
Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	1,430	881,538
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	2,155	1,328,471
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/26	1,920	1,118,899
Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	150	156,771

		$5,940,404

Senior Living / Life Care — 0.5%
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$200	$205,864

		$205,864

Special Tax Revenue — 4.5%
Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,780,695
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	126,473

		$1,907,168

Transportation — 8.4%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$511,933
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	798,430
Pennsylvania Turnpike Commission, 5.25%, 12/1/31	1,000	1,116,450
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	500	523,895
Philadelphia Airport, 5.25%, 6/15/27	500	560,485

		$3,511,193

Water and Sewer — 3.4%
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	$500	$552,850
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	765	858,047

		$1,410,897

Total Tax-Exempt Investments — 158.2% (identified cost $61,576,539)		$66,511,261

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (51.7)%		$(21,725,261)

Other Assets, Less Liabilities — (6.5)%		$(2,753,139)

Net Assets Applicable to Common Shares — 100.0%		$42,032,861

35	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

September 30, 2014

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2014, 53.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 22.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $822,510.

36	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2014

Statements of Assets and Liabilities

	September 30, 2014
Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Investments —
Identified cost	$196,805,961	$78,987,401	$37,824,862	$34,116,852
Unrealized appreciation	17,073,151	7,899,495	4,726,788	2,478,991
Investments, at value	$213,879,112	$86,886,896	$42,551,650	$36,595,843
Cash	$3,168,823	$53,225	$731,060	$—
Restricted cash*	129,000	95,000	50,000	—
Interest receivable	2,535,197	872,560	506,229	467,007
Receivable for investments sold	5,501,319	—	—	358,319
Receivable for variation margin on open financial futures contracts	17,875	11,218	5,688	—
Deferred debt issuance costs	32,694	15,273	1,070	—
Total assets	$225,264,020	$87,934,172	$43,845,697	$37,421,169

Liabilities
Payable for floating rate notes issued	$36,850,000	$9,885,000	$3,330,000	$—
Payable for investments purchased	4,583,200	—	—	—
Payable for when-issued securities	2,472,522	655,513	—	—
Due to custodian	—	—	—	1,546,380
Payable to affiliates:
Investment adviser fee	98,155	38,444	19,093	16,139
Interest expense and fees payable	69,509	16,918	6,827	—
Accrued expenses	92,292	57,372	45,014	41,375
Total liabilities	$44,165,678	$10,653,247	$3,400,934	$1,603,894
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$44,700,537	$25,700,370	$13,575,163	$13,325,341
Net assets applicable to common shares	$136,397,805	$51,580,555	$26,869,600	$22,491,934

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$100,134	$38,852	$17,685	$15,141
Additional paid-in capital	141,844,963	55,017,475	24,878,979	21,061,153
Accumulated net realized loss	(22,348,308)	(11,580,072)	(2,864,152)	(1,165,067)
Accumulated undistributed (distributions in excess of) net investment income	(320,179)	170,226	95,013	101,716
Net unrealized appreciation	17,121,195	7,934,074	4,742,075	2,478,991
Net assets applicable to common shares	$136,397,805	$51,580,555	$26,869,600	$22,491,934

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,788 (1)	1,028	543	533

Common Shares Outstanding	10,013,381	3,885,230	1,768,514	1,514,065

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$13.62	$13.28	$15.19	$14.86

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

(1)	Comprised of 894 Series A shares and 894 Series B shares.

37	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2014

Statements of Assets and Liabilities — continued

	September 30, 2014
Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Investments —
Identified cost	$50,543,021	$53,296,935	$45,388,645	$61,576,539
Unrealized appreciation	6,024,660	4,295,075	5,890,297	4,934,722
Investments, at value	$56,567,681	$57,592,010	$51,278,942	$66,511,261
Cash	$455,767	$1,403,958	$963,961	$—
Restricted cash*	115,000	66,000	—	152,000
Interest receivable	534,833	717,070	577,725	781,367
Receivable for variation margin on open financial futures contracts	16,250	8,938	—	20,313
Deferred debt issuance costs	157	1,950	—	—
Total assets	$57,689,688	$59,789,926	$52,820,628	$67,464,941

Liabilities
Payable for floating rate notes issued	$225,000	$9,305,000	$800,000	$3,390,000
Payable for when-issued securities	—	2,584,272	—	—
Due to custodian	—	—	—	225,279
Payable to affiliates:
Investment adviser fee	25,939	25,733	23,759	30,236
Interest expense and fees payable	402	13,885	1,846	9,475
Accrued expenses	48,838	53,546	47,728	51,829
Total liabilities	$300,179	$11,982,436	$873,333	$3,706,819
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$19,600,047	$13,250,339	$17,000,163	$21,725,261
Net assets applicable to common shares	$37,789,462	$34,557,151	$34,947,132	$42,032,861

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$26,089	$25,669	$25,370	$29,600
Additional paid-in capital	36,954,964	36,355,002	35,585,298	41,932,189
Accumulated net realized loss	(5,492,732)	(6,310,012)	(6,659,178)	(5,204,022)
Accumulated undistributed net investment income	232,804	167,395	105,345	285,776
Net unrealized appreciation	6,068,337	4,319,097	5,890,297	4,989,318
Net assets applicable to common shares	$37,789,462	$34,557,151	$34,947,132	$42,032,861

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	784	530	680	869

Common Shares Outstanding	2,608,910	2,566,941	2,536,999	2,960,040

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$14.48	$13.46	$13.77	$14.20

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

38	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2014

Statements of Operations

	Year Ended September 30, 2014
Investment Income	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Interest	$9,349,570	$3,686,300	$1,779,225	$1,514,391
Total investment income	$9,349,570	$3,686,300	$1,779,225	$1,514,391

Expenses
Investment adviser fee	$1,163,120	$452,342	$224,382	$189,770
Trustees’ fees and expenses	9,688	4,046	2,259	1,990
Custodian fee	61,238	33,248	25,108	24,832
Transfer and dividend disbursing agent fees	18,406	18,146	18,101	18,356
Legal and accounting services	114,168	46,702	36,492	35,039
Printing and postage	21,301	9,786	7,618	7,858
Interest expense and fees	261,239	59,671	21,282	—
Preferred shares service fee	67,127	38,595	20,385	20,009
Miscellaneous	57,348	36,560	30,466	29,583
Total expenses	$1,773,635	$699,096	$386,093	$327,437
Deduct —
Reduction of custodian fee	$290	$407	$427	$173
Total expense reductions	$290	$407	$427	$173

Net expenses	$1,773,345	$698,689	$385,666	$327,264

Net investment income	$7,576,225	$2,987,611	$1,393,559	$1,187,127

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$836,936	$148,782	$13,933	$91,229
Extinguishment of debt	(25)	—	—	—
Financial futures contracts	(564,180)	(388,184)	(173,892)	(82,793)
Net realized gain (loss)	$272,731	$(239,402)	$(159,959)	$8,436
Change in unrealized appreciation (depreciation) —
Investments	$17,472,780	$5,846,154	$3,032,491	$2,473,553
Financial futures contracts	141,041	121,337	37,734	17,943
Net change in unrealized appreciation (depreciation)	$17,613,821	$5,967,491	$3,070,225	$2,491,496

Net realized and unrealized gain	$17,886,552	$5,728,089	$2,910,266	$2,499,932

Distributions to preferred shareholders
From net investment income	$(48,895)	$(27,445)	$(15,180)	$(15,025)

Net increase in net assets from operations	$25,413,882	$8,688,255	$4,288,645	$3,672,034

39	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2014

Statements of Operations — continued

	Year Ended September 30, 2014
Investment Income	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Interest	$2,436,934	$2,406,032	$2,325,543	$3,030,947
Total investment income	$2,436,934	$2,406,032	$2,325,543	$3,030,947

Expenses
Investment adviser fee	$305,748	$304,533	$279,234	$359,994
Trustees’ fees and expenses	2,900	2,898	2,695	3,338
Custodian fee	27,938	28,388	27,935	31,020
Transfer and dividend disbursing agent fees	18,147	18,431	18,156	18,287
Legal and accounting services	39,364	44,881	39,119	40,137
Printing and postage	9,325	9,035	9,382	10,426
Interest expense and fees	2,122	54,668	8,333	33,304
Preferred shares service fee	29,434	19,896	25,528	32,624
Miscellaneous	32,721	33,378	32,875	34,280
Total expenses	$467,699	$516,108	$443,257	$563,410
Deduct —
Reduction of custodian fee	$267	$332	$191	$75
Total expense reductions	$267	$332	$191	$75

Net expenses	$467,432	$515,776	$443,066	$563,335

Net investment income	$1,969,502	$1,890,256	$1,882,477	$2,467,612

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$164,283	$(131,383)	$127,316	$(32,140)
Financial futures contracts	(614,514)	(273,260)	(160,139)	(666,605)
Net realized loss	$(450,231)	$(404,643)	$(32,823)	$(698,745)
Change in unrealized appreciation (depreciation) —
Investments	$3,768,952	$3,011,984	$3,852,292	$4,810,958
Financial futures contracts	139,881	59,297	50,392	142,783
Net change in unrealized appreciation (depreciation)	$3,908,833	$3,071,281	$3,902,684	$4,953,741

Net realized and unrealized gain	$3,458,602	$2,666,638	$3,869,861	$4,254,996

Distributions to preferred shareholders
From net investment income	$(22,343)	$(14,818)	$(19,036)	$(24,294)

Net increase in net assets from operations	$5,405,761	$4,542,076	$5,733,302	$6,698,314

40	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2014

Statements of Changes in Net Assets

	Year Ended September 30, 2014
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
From operations —
Net investment income	$7,576,225	$2,987,611	$1,393,559	$1,187,127
Net realized gain (loss) from investment transactions, extinguishment of debt and financial futures contracts	272,731	(239,402)	(159,959)	8,436
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	17,613,821	5,967,491	3,070,225	2,491,496
Distributions to preferred shareholders —
From net investment income	(48,895)	(27,445)	(15,180)	(15,025)
Net increase in net assets from operations	$25,413,882	$8,688,255	$4,288,645	$3,672,034
Distributions to common shareholders —
From net investment income	$(7,585,016)	$(2,840,072)	$(1,344,064)	$(1,111,305)
Total distributions to common shareholders	$(7,585,016)	$(2,840,072)	$(1,344,064)	$(1,111,305)

Net increase in net assets	$17,828,866	$5,848,183	$2,944,581	$2,560,729

Net Assets Applicable to Common Shares
At beginning of year	$118,568,939	$45,732,372	$23,925,019	$19,931,205
At end of year	$136,397,805	$51,580,555	$26,869,600	$22,491,934

Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares
At end of year	$(320,179)	$170,226	$95,013	$101,716

41	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2014

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2014
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
From operations —
Net investment income	$1,969,502	$1,890,256	$1,882,477	$2,467,612
Net realized loss from investment transactions and financial futures contracts	(450,231)	(404,643)	(32,823)	(698,745)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	3,908,833	3,071,281	3,902,684	4,953,741
Distributions to preferred shareholders —
From net investment income	(22,343)	(14,818)	(19,036)	(24,294)
Net increase in net assets from operations	$5,405,761	$4,542,076	$5,733,302	$6,698,314
Distributions to common shareholders —
From net investment income	$(1,837,098)	$(1,763,489)	$(1,780,973)	$(2,287,960)
Total distributions to common shareholders	$(1,837,098)	$(1,763,489)	$(1,780,973)	$(2,287,960)
Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$—	$—	$3,909
Net increase in net assets from capital share transactions	$—	$—	$—	$3,909

Net increase in net assets	$3,568,663	$2,778,587	$3,952,329	$4,414,263

Net Assets Applicable to Common Shares
At beginning of year	$34,220,799	$31,778,564	$30,994,803	$37,618,598
At end of year	$37,789,462	$34,557,151	$34,947,132	$42,032,861

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$232,804	$167,395	$105,345	$285,776

42	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2014

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2013
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
From operations —
Net investment income	$7,525,317	$2,938,111	$1,415,792	$1,194,090
Net realized gain (loss) from investment transactions, extinguishment of debt and financial futures contracts	(218,175)	(312,753)	81,152	415,740
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(14,918,050)	(6,007,800)	(4,303,002)	(3,228,129)
Distributions to preferred shareholders —
From net investment income	(89,559)	(51,075)	(26,566)	(25,938)
Net decrease in net assets from operations	$(7,700,467)	$(3,433,517)	$(2,832,624)	$(1,644,237)
Distributions to common shareholders —
From net investment income	$(7,583,773)	$(2,917,478)	$(1,391,104)	$(1,185,728)
Total distributions to common shareholders	$(7,583,773)	$(2,917,478)	$(1,391,104)	$(1,185,728)
Capital share transactions —
Reinvestment of distributions to common shareholders	$80,915	$20,779	$11,047	$2,212
Net increase in net assets from capital share transactions	$80,915	$20,779	$11,047	$2,212

Net decrease in net assets	$(15,203,325)	$(6,330,216)	$(4,212,681)	$(2,827,753)

Net Assets Applicable to Common Shares
At beginning of year	$133,772,264	$52,062,588	$28,137,700	$22,758,958
At end of year	$118,568,939	$45,732,372	$23,925,019	$19,931,205

Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares
At end of year	$(243,780)	$66,426	$67,355	$47,452

43	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2014

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2013
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
From operations —
Net investment income	$1,979,130	$1,832,367	$1,867,747	$2,404,346
Net realized gain (loss) from investment transactions, extinguishment of debt and financial futures contracts	827,815	(173,078)	(45,778)	249,110
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(4,841,029)	(3,770,993)	(3,982,158)	(5,413,920)
Distributions to preferred shareholders —
From net investment income	(38,265)	(25,993)	(34,076)	(42,842)
Net decrease in net assets from operations	$(2,072,349)	$(2,137,697)	$(2,194,265)	$(2,803,306)
Distributions to common shareholders —
From net investment income	$(1,895,291)	$(1,763,312)	$(1,824,719)	$(2,386,340)
Total distributions to common shareholders	$(1,895,291)	$(1,763,312)	$(1,824,719)	$(2,386,340)
Capital share transactions —
Reinvestment of distributions to common shareholders	$48,477	$10,514	$28,917	$17,233
Net increase in net assets from capital share transactions	$48,477	$10,514	$28,917	$17,233

Net decrease in net assets	$(3,919,163)	$(3,890,495)	$(3,990,067)	$(5,172,413)

Net Assets Applicable to Common Shares
At beginning of year	$38,139,962	$35,669,059	$34,984,870	$42,791,011
At end of year	$34,220,799	$31,778,564	$30,994,803	$37,618,598

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$135,116	$76,108	$68,664	$157,467

44	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2014

Statements of Cash Flows*

	Year Ended September 30, 2014
Cash Flows From Operating Activities	Municipal Fund II	California Fund II	New York Fund II
Net increase in net assets from operations	$25,413,882	$8,688,255	$4,542,076
Distributions to preferred shareholders	48,895	27,445	14,818
Net increase in net assets from operations excluding distributions to preferred shareholders	$25,462,777	$8,715,700	$4,556,894
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(13,792,815)	(5,400,317)	(4,043,872)
Investments sold	22,815,091	3,902,914	3,553,980
Net amortization/accretion of premium (discount)	(506,411)	(413,480)	(66,545)
Amortization of deferred debt issuance costs	7,550	2,504	1,117
Decrease in restricted cash	45,000	10,000	—
Decrease (increase) in interest receivable	159,369	(9,879)	(42,436)
Increase in receivable for variation margin on open financial futures contracts	(14,250)	(10,718)	(7,563)
Increase in payable to affiliate for investment adviser fee	7,072	3,244	2,164
Increase (decrease) in interest expense and fees payable	(6,437)	(1,228)	1,230
Decrease in accrued expenses	(6,384)	(5,842)	(6,072)
Net change in unrealized (appreciation) depreciation from investments	(17,472,780)	(5,846,154)	(3,011,984)
Net realized (gain) loss from investments	(836,937)	(148,782)	131,383
Net realized loss on extinguishment of debt	25	—	—
Net cash provided by operating activities	$15,860,870	$797,962	$1,068,296

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(7,585,016)	$(2,840,072)	$(1,763,489)
Cash distributions paid to preferred shareholders	(48,920)	(27,478)	(14,729)
Proceeds from secured borrowings	1,530,000	—	—
Repayment of secured borrowings	(6,565,000)	—	615,000
Decrease in due to custodian	(23,111)	—	—
Net cash used in financing activities	$(12,692,047)	$(2,867,550)	$(1,163,218)

Net increase (decrease) in cash	$3,168,823	$(2,069,588)	$(94,922)

Cash at beginning of year	$—	$2,122,813	$1,498,880

Cash at end of year	$3,168,823	$53,225	$1,403,958

Supplemental disclosure of cash flow information:
Cash paid for interest and fees	$260,126	$58,395	$52,321

*	Statement of Cash Flows is not required for Massachusetts Fund, Michigan Fund, New Jersey Fund, Ohio Fund and Pennsylvania Fund.

45	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2014

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Municipal Fund II
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year (Common shares)	$11.840	$13.370	$12.040	$12.720	$12.880

Income (Loss) From Operations
Net investment income(1)	$0.757	$0.752	$0.778	$0.929	$0.961
Net realized and unrealized gain (loss)	1.785	(1.516)	1.437	(0.638)	(0.164)
Distributions to preferred shareholders(1)
From net investment income	(0.005)	(0.009)	(0.011)	(0.015)	(0.018)

Total income (loss) from operations	$2.537	$(0.773)	$2.204	$0.276	$0.779

Less Distributions to Common Shareholders
From net investment income	$(0.757)	$(0.757)	$(0.874)	$(0.956)	$(0.939)

Total distributions to common shareholders	$(0.757)	$(0.757)	$(0.874)	$(0.956)	$(0.939)

Net asset value — End of year (Common shares)	$13.620	$11.840	$13.370	$12.040	$12.720

Market value — End of year (Common shares)	$12.570	$11.200	$13.880	$13.280	$14.010

Total Investment Return on Net Asset Value(2)	22.61%	(5.83)%	18.56%	2.45%	6.26%

Total Investment Return on Market Value(2)	19.62%	(14.20)%	11.59%	2.60%	12.78%

46	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2014

Financial Highlights — continued

	Municipal Fund II
	Year Ended September 30,
Ratios/Supplemental Data	2014		2013		2012		2011		2010
Net assets applicable to common shares, end of year (000’s omitted)	$136,398		$118,569		$133,772		$120,308		$126,814
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses excluding interest and fees	1.20	%(4)	1.23	%(4)	1.37	%(4)	1.50	%(5)	1.22	%(4)
Interest and fee expense(6)	0.21%		0.23%		0.28%		0.35%		0.38%
Total expenses	1.41	%(4)	1.46	%(4)	1.65	%(4)	1.85	%(7)	1.60	%(4)
Net investment income	6.01%		5.83%		6.14%		8.23%		7.86%
Portfolio Turnover	10%		7%		16%		12%		13%
Senior Securities:
Total preferred shares outstanding	1,788		1,788		1,788		1,788		1,788
Asset coverage per preferred share(8)	$101,285		$91,314		$99,818		$92,287		$95,926
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000		$25,000		$25,000		$25,000
Approximate market value per preferred share(9)	$25,000		$25,000		$25,000		$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Expenses after custodian fee reduction was 1.49%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Expenses after custodian fee reduction was 1.84%.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.
†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2014	2013	2012	2011	2010
Expenses excluding interest and fees	0.89%	0.91%	1.02%	1.07%	0.89%
Interest and fee expense	0.15%	0.17%	0.20%	0.25%	0.28%
Total expenses	1.04%	1.08%	1.22%	1.32%	1.17%
Net investment income	4.44%	4.33%	4.54%	5.89%	5.75%

47	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Fund II
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year (Common shares)	$11.770	$13.410	$11.730	$12.520	$12.940

Income (Loss) From Operations
Net investment income(1)	$0.769	$0.756	$0.777	$0.855	$0.898
Net realized and unrealized gain (loss)	1.479	(1.632)	1.712	(0.761)	(0.433)
Distributions to preferred shareholders(1)
From net investment income	(0.007)	(0.013)	(0.016)	(0.023)	(0.027)

Total income (loss) from operations	$2.241	$(0.889)	$2.473	$0.071	$0.438

Less Distributions to Common Shareholders
From net investment income	$(0.731)	$(0.751)	$(0.793)	$(0.861)	$(0.858)

Total distributions to common shareholders	$(0.731)	$(0.751)	$(0.793)	$(0.861)	$(0.858)

Net asset value — End of year (Common shares)	$13.280	$11.770	$13.410	$11.730	$12.520

Market value — End of year (Common shares)	$12.080	$11.260	$13.630	$12.260	$13.250

Total Investment Return on Net Asset Value(2)	20.12%	(6.75)%	21.62%	1.31%	3.93%

Total Investment Return on Market Value(2)	14.22%	(12.29)%	18.36%	0.06%	13.86%

48	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Fund II
	Year Ended September 30,
Ratios/Supplemental Data	2014		2013		2012		2011		2010
Net assets applicable to common shares, end of year (000’s omitted)	$51,581		$45,732		$52,063		$45,535		$48,529
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses excluding interest and fees	1.32	%(4)	1.34	%(4)	1.36	%(4)	1.47	%(4)	1.39	%(5)
Interest and fee expense(6)	0.12%		0.13%		0.14%		0.15%		0.16%
Total expenses	1.44	%(4)	1.47	%(4)	1.50	%(4)	1.62	%(4)	1.55	%(7)
Net investment income	6.15%		5.84%		6.16%		7.75%		7.47%
Portfolio Turnover	5%		7%		15%		34%		17%
Senior Securities:
Total preferred shares outstanding	1,028		1,028		1,028		1,028		1,028
Asset coverage per preferred share(8)	$75,176		$69,487		$75,645		$69,295		$72,208
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000		$25,000		$25,000		$25,000
Approximate market value per preferred share(9)	$25,000		$25,000		$25,000		$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Expenses after custodian fee reduction was 1.38%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Expenses after custodian fee reduction was 1.54%.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2014	2013	2012	2011	2010
Expenses excluding interest and fees	0.86%	0.88%	0.89%	0.92%	0.89%
Interest and fee expense	0.08%	0.09%	0.09%	0.09%	0.11%
Total expenses	0.94%	0.97%	0.98%	1.01%	1.00%
Net investment income	4.02%	3.86%	4.04%	4.84%	4.81%

49	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year (Common shares)	$13.530	$15.920	$14.230	$14.710	$14.660

Income (Loss) From Operations
Net investment income(1)	$0.788	$0.801	$0.821	$0.876	$0.882
Net realized and unrealized gain (loss)	1.641	(2.389)	1.728	(0.490)	0.036
Distributions to preferred shareholders(1)
From net investment income	(0.009)	(0.015)	(0.019)	(0.026)	(0.031)

Total income (loss) from operations	$2.420	$(1.603)	$2.530	$0.360	$0.887

Less Distributions to Common Shareholders
From net investment income	$(0.760)	$(0.787)	$(0.840)	$(0.840)	$(0.837)

Total distributions to common shareholders	$(0.760)	$(0.787)	$(0.840)	$(0.840)	$(0.837)

Net asset value — End of year (Common shares)	$15.190	$13.530	$15.920	$14.230	$14.710

Market value — End of year (Common shares)	$14.560	$12.510	$16.510	$14.320	$15.160

Total Investment Return on Net Asset Value(2)	18.82%	(10.28)%	18.26%	3.06%	6.43%

Total Investment Return on Market Value(2)	23.19%	(20.01)%	21.87%	0.64%	5.44%

50	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund
	Year Ended September 30,
Ratios/Supplemental Data	2014	2013	2012	2011	2010
Net assets applicable to common shares, end of year (000’s omitted)	$26,870	$23,925	$28,138	$25,134	$25,920
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses excluding interest and fees(4)	1.44%	1.45%	1.46%	1.54%	1.45%
Interest and fee expense(5)	0.08%	0.09%	0.09%	0.11%	0.09%
Total expenses(4)	1.52%	1.54%	1.55%	1.65%	1.54%
Net investment income	5.50%	5.31%	5.44%	6.60%	6.29%
Portfolio Turnover	1%	3%	2%	27%	27%
Senior Securities:
Total preferred shares outstanding	543	543	543	543	543
Asset coverage per preferred share(6)	$74,484	$69,061	$76,820	$71,288	$72,737
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2014	2013	2012	2011	2010
Expenses excluding interest and fees	0.94%	0.96%	0.97%	0.97%	0.94%
Interest and fee expense	0.05%	0.06%	0.06%	0.07%	0.05%
Total expenses	0.99%	1.02%	1.03%	1.04%	0.99%
Net investment income	3.58%	3.52%	3.61%	4.18%	4.06%

51	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Fund
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year (Common shares)	$13.160	$15.030	$14.040	$14.540	$14.730

Income (Loss) From Operations
Net investment income(1)	$0.784	$0.789	$0.862	$0.913	$0.928
Net realized and unrealized gain (loss)	1.660	(1.859)	1.038	(0.496)	(0.208)
Distributions to preferred shareholders(1)
From net investment income	(0.010)	(0.017)	(0.021)	(0.030)	(0.036)

Total income (loss) from operations	$2.434	$(1.087)	$1.879	$0.387	$0.684

Less Distributions to Common Shareholders
From net investment income	$(0.734)	$(0.783)	$(0.889)	$(0.887)	$(0.874)

Total distributions to common shareholders	$(0.734)	$(0.783)	$(0.889)	$(0.887)	$(0.874)

Net asset value — End of year (Common shares)	$14.860	$13.160	$15.030	$14.040	$14.540

Market value — End of year (Common shares)	$13.010	$11.790	$16.000	$13.610	$14.430

Total Investment Return on Net Asset Value(2)	19.57%	(7.29)%	13.69%	3.25%	5.16%

Total Investment Return on Market Value(2)	16.89%	(21.98)%	24.85%	0.85%	10.60%

52	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Fund
	Year Ended September 30,
	2014	2013	2012	2011	2010
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$22,492	$19,931	$22,759	$21,233	$21,985
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Total expenses(4)	1.54%	1.55%	1.54%	1.58%	1.49%
Net investment income	5.60%	5.46%	5.90%	6.76%	6.55%
Portfolio Turnover	30%	29%	19%	5%	2%
Senior Securities:
Total preferred shares outstanding	533	533	533	533	533
Asset coverage per preferred share(5)	$67,199	$62,395	$67,701	$64,837	$66,248
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(6)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2014	2013	2012	2011	2010
Total expenses	0.95%	0.96%	0.96%	0.96%	0.92%
Net investment income	3.44%	3.39%	3.68%	4.09%	4.04%

53	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Fund
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year (Common shares)	$13.120	$14.640	$13.180	$14.410	$14.620

Income (Loss) From Operations
Net investment income(1)	$0.755	$0.759	$0.820	$0.895	$0.943
Net realized and unrealized gain (loss)	1.318	(1.537)	1.471	(1.179)	(0.207)
Distributions to preferred shareholders(1)
From net investment income	(0.009)	(0.015)	(0.019)	(0.026)	(0.031)

Total income (loss) from operations	$2.064	$(0.793)	$2.272	$(0.310)	$0.705

Less Distributions to Common Shareholders
From net investment income	$(0.704)	$(0.727)	$(0.812)	$(0.920)	$(0.915)

Total distributions to common shareholders	$(0.704)	$(0.727)	$(0.812)	$(0.920)	$(0.915)

Net asset value — End of year (Common shares)	$14.480	$13.120	$14.640	$13.180	$14.410

Market value — End of year (Common shares)	$12.540	$11.730	$15.090	$13.370	$15.350

Total Investment Return on Net Asset Value(2)	16.77%	(5.48)%	17.69%	(1.80)%	5.10%

Total Investment Return on Market Value(2)	13.11%	(18.01)%	19.58%	(6.49)%	11.12%

54	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Fund
	Year Ended September 30,
Ratios/Supplemental Data	2014		2013		2012		2011		2010
Net assets applicable to common shares, end of year (000’s omitted)	$37,789		$34,221		$38,140		$34,186		$37,222
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses excluding interest and fees	1.30	%(4)	1.35	%(4)	1.39	%(4)	1.42	%(5)	1.36	%(4)
Interest and fee expense(6)	0.01%		0.04%		0.12%		0.15%		0.17%
Total expenses	1.31	%(4)	1.39	%(4)	1.51	%(4)	1.57	%(7)	1.53	%(4)
Net investment income	5.50%		5.35%		5.87%		6.96%		6.79%
Portfolio Turnover	5%		11%		16%		4%		8%
Senior Securities:
Total preferred shares outstanding	784		784		784		784		784
Asset coverage per preferred share(8)	$73,201		$68,650		$73,649		$68,605		$72,478
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000		$25,000		$25,000		$25,000
Approximate market value per preferred share(9)	$25,000		$25,000		$25,000		$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Expenses after custodian fee reduction was 1.41%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Expenses after custodian fee reduction was 1.56%.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

(10)	Amount is less than 0.005%.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2014		2013	2012	2011	2010
Expenses excluding interest and fees	0.84%		0.88%	0.90%	0.90%	0.88%
Interest and fee expense	0.00	%(10)	0.03%	0.08%	0.09%	0.11%
Total expenses	0.84%		0.91%	0.98%	0.99%	0.99%
Net investment income	3.55%		3.50%	3.81%	4.38%	4.39%

55	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Fund II
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year (Common shares)	$12.380	$13.900	$12.760	$13.400	$13.620

Income (Loss) From Operations
Net investment income(1)	$0.736	$0.714	$0.775	$0.868	$0.847
Net realized and unrealized gain (loss)	1.037	(1.537)	1.162	(0.621)	(0.167)
Distributions to preferred shareholders(1)
From net investment income	(0.006)	(0.010)	(0.013)	(0.018)	(0.021)

Total income (loss) from operations	$1.767	$(0.833)	$1.924	$0.229	$0.659

Less Distributions to Common Shareholders
From net investment income	$(0.687)	$(0.687)	$(0.784)	$(0.869)	$(0.879)

Total distributions to common shareholders	$(0.687)	$(0.687)	$(0.784)	$(0.869)	$(0.879)

Net asset value — End of year (Common shares)	$13.460	$12.380	$13.900	$12.760	$13.400

Market value — End of year (Common shares)	$11.840	$11.120	$13.970	$12.890	$14.000

Total Investment Return on Net Asset Value(2)	15.23%	(6.01)%	15.47%	2.16%	5.20%

Total Investment Return on Market Value(2)	12.85%	(16.01)%	14.89%	(1.21)%	9.99%

56	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Fund II
	Year Ended September 30,
Ratios/Supplemental Data	2014		2013		2012		2011		2010
Net assets applicable to common shares, end of year (000’s omitted)	$34,557		$31,779		$35,669		$32,717		$34,328
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses excluding interest and fees	1.39	%(4)	1.40	%(4)	1.42	%(4)	1.47	%(5)	1.41	%(4)
Interest and fee expense(6)	0.17%		0.17%		0.22%		0.28%		0.28%
Total expenses	1.56	%(4)	1.57	%(4)	1.64	%(4)	1.75	%(7)	1.69	%(4)
Net investment income	5.72%		5.33%		5.80%		7.07%		6.49%
Portfolio Turnover	7%		14%		18%		17%		13%
Senior Securities:
Total preferred shares outstanding	530		530		530		530		530
Asset coverage per preferred share(8)	$90,203		$84,960		$92,301		$86,730		$89,770
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000		$25,000		$25,000		$25,000
Approximate market value per preferred share(9)	$25,000		$25,000		$25,000		$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Expenses after custodian fee reduction was 1.46%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Expenses after custodian fee reduction was 1.74%.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2014	2013	2012	2011	2010
Expenses excluding interest and fees	1.00%	1.01%	1.02%	1.03%	1.01%
Interest and fee expense	0.12%	0.12%	0.16%	0.20%	0.20%
Total expenses	1.12%	1.13%	1.18%	1.23%	1.21%
Net investment income	4.08%	3.85%	4.18%	4.98%	4.65%

57	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Fund
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year (Common shares)	$12.220	$13.800	$12.220	$12.960	$12.980

Income (Loss) From Operations
Net investment income(1)	$0.742	$0.736	$0.762	$0.814	$0.828
Net realized and unrealized gain (loss)	1.518	(1.584)	1.606	(0.759)	(0.058)
Distributions to preferred shareholders(1)
From net investment income	(0.008)	(0.013)	(0.016)	(0.023)	(0.028)

Total income (loss) from operations	$2.252	$(0.861)	$2.352	$0.032	$0.742

Less Distributions to Common Shareholders
From net investment income	$(0.702)	$(0.719)	$(0.772)	$(0.772)	$(0.762)

Total distributions to common shareholders	$(0.702)	$(0.719)	$(0.772)	$(0.772)	$(0.762)

Net asset value — End of year (Common shares)	$13.770	$12.220	$13.800	$12.220	$12.960

Market value — End of year (Common shares)	$12.500	$11.380	$15.200	$12.780	$14.100

Total Investment Return on Net Asset Value(2)	19.45%	(6.46)%	19.50%	0.65%	6.04%

Total Investment Return on Market Value(2)	16.44%	(20.91)%	25.85%	(3.25)%	13.01%

58	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Fund
	Year Ended September 30,
Ratios/Supplemental Data	2014	2013	2012	2011	2010
Net assets applicable to common shares, end of year (000’s omitted)	$34,947	$30,995	$34,985	$30,922	$32,726
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses excluding interest and fees(4)	1.32%	1.33%	1.35%	1.42%	1.36%
Interest and fee expense(5)	0.03%	0.02%	0.01%	0.02%	0.02%
Total expenses(4)	1.35%	1.35%	1.36%	1.44%	1.38%
Net investment income	5.74%	5.51%	5.83%	6.98%	6.61%
Portfolio Turnover	12%	12%	12%	10%	11%
Senior Securities:
Total preferred shares outstanding	680	680	680	680	680
Asset coverage per preferred share(6)	$76,393	$70,581	$76,450	$70,474	$73,128
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2014	2013	2012	2011	2010
Expenses excluding interest and fees	0.87%	0.89%	0.89%	0.90%	0.88%
Interest and fee expense	0.02%	0.01%	0.01%	0.01%	0.01%
Total expenses	0.89%	0.90%	0.90%	0.91%	0.89%
Net investment income	3.78%	3.67%	3.85%	4.43%	4.30%

59	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year (Common shares)	$12.710	$14.460	$13.180	$13.640	$13.900

Income (Loss) From Operations
Net investment income(1)	$0.834	$0.812	$0.829	$0.893	$0.878
Net realized and unrealized gain (loss)	1.437	(1.742)	1.342	(0.460)	(0.270)
Distributions to preferred shareholders(1)
From net investment income	(0.008)	(0.014)	(0.018)	(0.025)	(0.030)

Total income (loss) from operations	$2.263	$(0.944)	$2.153	$0.408	$0.578

Less Distributions to Common Shareholders
From net investment income	$(0.773)	$(0.806)	$(0.873)	$(0.868)	$(0.838)

Total distributions to common shareholders	$(0.773)	$(0.806)	$(0.873)	$(0.868)	$(0.838)

Net asset value — End of year (Common shares)	$14.200	$12.710	$14.460	$13.180	$13.640

Market value — End of year (Common shares)	$12.850	$11.590	$15.780	$13.030	$14.230

Total Investment Return on Net Asset Value(2)	18.84%	(6.69)%	16.76%	3.63%	4.53%

Total Investment Return on Market Value(2)	17.93%	(22.03)%	28.88%	(1.79)%	3.82%

60	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund
	Year Ended September 30,
Ratios/Supplemental Data	2014		2013		2012		2011		2010
Net assets applicable to common shares, end of year (000’s omitted)	$42,033		$37,619		$42,791		$38,972		$40,256
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses excluding interest and fees	1.34	%(4)	1.35	%(4)	1.33	%(4)	1.41	%(5)	1.36	%(4)
Interest and fee expense(6)	0.08%		0.06%		0.04%		0.08%		0.07%
Total expenses	1.42	%(4)	1.41	%(4)	1.37	%(4)	1.49	%(7)	1.43	%(4)
Net investment income	6.21%		5.83%		5.98%		7.19%		6.67%
Portfolio Turnover	2%		14%		11%		12%		19%
Senior Securities:
Total preferred shares outstanding	869		869		869		869		869
Asset coverage per preferred share(8)	$73,370		$68,290		$74,242		$69,847		$71,327
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000		$25,000		$25,000		$25,000
Approximate market value per preferred share(9)	$25,000		$25,000		$25,000		$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Expenses after custodian fee reduction was 1.40%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Expenses after custodian fee reduction was 1.48%.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2014	2013	2012	2011	2010
Expenses excluding interest and fees	0.86%	0.88%	0.87%	0.88%	0.87%
Interest and fee expense	0.06%	0.04%	0.03%	0.05%	0.05%
Total expenses	0.92%	0.92%	0.90%	0.93%	0.92%
Net investment income	4.02%	3.82%	3.91%	4.51%	4.28%

61	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipal Bond Fund II (Municipal Fund II), Eaton Vance California Municipal Bond Fund II (California Fund II), Eaton Vance Massachusetts Municipal Bond Fund (Massachusetts Fund), Eaton Vance Michigan Municipal Bond Fund (Michigan Fund), Eaton Vance New Jersey Municipal Bond Fund (New Jersey Fund), Eaton Vance New York Municipal Bond Fund II (New York Fund II), Eaton Vance Ohio Municipal Bond Fund (Ohio Fund) and Eaton Vance Pennsylvania Municipal Bond Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies, except for Municipal Fund II, which is a diversified, closed-end management investment company. The Funds’ investment objective is to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

At September 30, 2014, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year, retaining the same short-term or

62

Eaton Vance

Municipal Bond Funds

September 30, 2014

Notes to Financial Statements — continued

long-term character as when originally deferred, and are treated as realized prior to the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

September 30, 2016	$658,427	$52,500	$—	$1,883
September 30, 2017	2,011,041	1,365,711	94,578	—
September 30, 2018	11,539,291	3,330,399	1,054,999	579,696
September 30, 2019	1,277,303	1,539,887	225,669	515,704

Total capital loss carryforward	$15,486,062	$6,288,497	$1,375,246	$1,097,283

Deferred capital losses
Short-term	$2,192,514	$1,232,549	$565,140	$132,060
Long-term	$5,106,305	$4,201,103	$942,725	$—

Expiration Date	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

September 30, 2016	$—	$41,818	$83,319	$—
September 30, 2017	244,927	1,233,356	1,620,085	—
September 30, 2018	2,060,337	1,545,637	3,381,936	1,949,047
September 30, 2019	1,369,694	1,548,104	669,118	925,899

Total capital loss carryforward	$3,674,958	$4,368,915	$5,754,458	$2,874,946

Deferred capital losses
Short-term	$734,891	$740,207	$622,669	$724,924
Long-term	$1,076,655	$1,298,303	$483,303	$1,731,074

As of September 30, 2014, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund

63

Eaton Vance

Municipal Bond Funds

September 30, 2014

Notes to Financial Statements — continued

enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2014. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At September 30, 2014, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund

Floating Rate Notes Outstanding	$36,850,000	$9,885,000	$3,330,000
Interest Rate or Range of Interest Rates (%)	0.04 - 0.29	0.04 - 0.06	0.04 - 0.06
Collateral for Floating Rate Notes Outstanding	$47,570,543	$12,001,261	$4,450,863

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Floating Rate Notes Outstanding	$225,000	$9,305,000	$800,000	$3,390,000
Interest Rate or Range of Interest Rates (%)	0.19	0.04 - 0.06	0.04 - 0.06	0.04 - 0.05
Collateral for Floating Rate Notes Outstanding	$266,010	$12,479,746	$1,050,990	$4,362,990

For the year ended September 30, 2014, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees and amortization of deferred debt issuance costs were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund

Average Floating Rate Notes Outstanding	$40,780,452	$9,885,000	$3,330,000
Average Interest Rate	0.64%	0.60%	0.64%

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Average Floating Rate Notes Outstanding	$225,000	$9,208,959	$973,973	$4,120,685
Average Interest Rate	0.94%	0.59%	0.86%	0.81%

64

Eaton Vance

Municipal Bond Funds

September 30, 2014

Notes to Financial Statements — continued

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2014.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The compliance date for the Volcker Rule is July 21, 2015. The Volcker Rule may preclude banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts may need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Funds. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

2  Auction Preferred Shares

Each Fund issued Auction Preferred Shares (APS) on January 15, 2003 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares of each respective Fund. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS. Series of APS are identical in all respects except for the reset dates of the dividend rates.

The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated

65

Eaton Vance

Municipal Bond Funds

September 30, 2014

Notes to Financial Statements — continued

and unpaid dividends. Each Fund is required to maintain certain asset coverage with respect to the APS as defined in the Funds’ By-laws and the 1940 Act. Each Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders

Each Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at September 30, 2014, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the year then ended were as follows:

	Municipal Fund II (Series A)	Municipal Fund II (Series B)	California Fund II	Massachusetts Fund	Michigan Fund

APS Dividend Rates at September 30, 2014	0.09%	0.09%	0.09%	0.09%	0.13%
Dividends Accrued to APS Shareholders	$23,867	$25,028	$27,445	$15,180	$15,025
Average APS Dividend Rates	0.11%	0.11%	0.11%	0.11%	0.11%
Dividend Rate Ranges (%)	0.07 - 0.20	0.07 - 0.23	0.07 - 0.20	0.07 - 0.23	0.07 - 0.23

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

APS Dividend Rates at September 30, 2014	0.09%	0.13%	0.09%	0.09%
Dividends Accrued to APS Shareholders	$22,343	$14,818	$19,036	$24,294
Average APS Dividend Rates	0.11%	0.11%	0.11%	0.11%
Dividend Rate Ranges (%)	0.07 - 0.23	0.07 - 0.23	0.07 - 0.23	0.07 - 0.23

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Funds’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each series as of September 30, 2014.

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2014 and September 30, 2013 was as follows:

	Year Ended September 30, 2014
	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Distributions declared from:
Tax-exempt income	$7,625,882	$2,867,110	$1,359,244	$1,126,330
Ordinary income	$8,029	$407	$—	$—

66

Eaton Vance

Municipal Bond Funds

September 30, 2014

Notes to Financial Statements — continued

	Year Ended September 30, 2014
	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Distributions declared from:
Tax-exempt income	$1,841,200	$1,778,307	$1,800,009	$2,312,254
Ordinary income	$18,241	$—	$—	$—

	Year Ended September 30, 2013
	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Distributions declared from:
Tax-exempt income	$7,664,820	$2,967,749	$1,417,670	$1,202,842
Ordinary income	$8,512	$804	$—	$8,824

	Year Ended September 30, 2013
	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Distributions declared from:
Tax-exempt income	$1,913,486	$1,789,259	$1,856,790	$2,428,835
Ordinary income	$20,070	$46	$2,005	$347

During the year ended September 30, 2014, the following amounts were reclassified due to differences between book and tax accounting, primarily for accretion of market discount.

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Change in:
Accumulated net realized loss	$18,713	$16,294	$6,657	$6,533
Accumulated undistributed (distributions in excess of) net investment income	$(18,713)	$(16,294)	$(6,657)	$(6,533)

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Change in:
Accumulated net realized loss	$12,373	$20,662	$45,787	$27,049
Accumulated undistributed net investment income	$(12,373)	$(20,662)	$(45,787)	$(27,049)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

67

Eaton Vance

Municipal Bond Funds

September 30, 2014

Notes to Financial Statements — continued

As of September 30, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Undistributed tax-exempt income	$207,576	$170,596	$95,176	$102,057
Capital loss carryforward and deferred capital losses	$(22,784,881)	$(11,722,149)	$(2,883,111)	$(1,229,343)
Net unrealized appreciation	$17,030,550	$8,076,151	$4,761,034	$2,543,267
Other temporary differences	$(537)	$(370)	$(163)	$(341)

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Undistributed tax-exempt income	$232,851	$167,734	$105,508	$286,036
Capital loss carryforward and deferred capital losses	$(5,486,504)	$(6,407,425)	$(6,860,430)	$(5,330,944)
Net unrealized appreciation	$6,062,109	$4,416,510	$6,091,549	$5,116,241
Other temporary differences	$(47)	$(339)	$(163)	$(261)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to futures contracts, the timing of recognizing distributions to shareholders, accretion of market discount, residual interest bonds, wash sales and expenditures on defaulted bonds.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. The fee is computed at an annual rate of 0.55% of each Fund’s average weekly gross assets and is payable monthly. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund, and the amount of any outstanding APS issued by the Fund. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Fund’s APS then outstanding and the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Fund. EVM also serves as the administrator of each Fund, but receives no compensation. For the year ended September 30, 2014, the investment adviser fees were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Investment Adviser Fee	$1,163,120	$452,342	$224,382	$189,770

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Investment Adviser Fee	$305,748	$304,533	$279,234	$359,994

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

68

Eaton Vance

Municipal Bond Funds

September 30, 2014

Notes to Financial Statements — continued

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2014 were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Purchases	$20,493,836	$6,055,830	$601,272	$11,109,312
Sales	$28,286,076	$3,897,986	$750,000	$10,182,185

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Purchases	$2,818,738	$6,628,144	$5,926,951	$977,970
Sales	$3,387,990	$3,543,847	$6,957,129	$2,486,949

6  Common Shares of Beneficial Interest

Common shares issued pursuant to the Funds’ dividend reinvestment plan for the years ended September 30, 2014 and September 30, 2013 were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Year Ended September 30, 2014	—	—	—	—
Year Ended September 30, 2013	6,020	1,517	692	144

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Year Ended September 30, 2014	—	—	—	281
Year Ended September 30, 2013	3,216	760	2,095	1,153

On November 11, 2013, the Boards of Trustees of the Funds authorized the repurchase by each Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Funds to purchase a specific amount of shares. There were no repurchases of common shares by the Funds for the year ended September 30, 2014.

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2014, as determined on a federal income tax basis, were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Aggregate cost	$159,998,563	$68,925,745	$34,460,616	$34,052,576

Gross unrealized appreciation	$20,980,293	$8,278,330	$4,819,231	$2,620,380
Gross unrealized depreciation	(3,949,743)	(202,179)	(58,197)	(77,113)

Net unrealized appreciation	$17,030,550	$8,076,151	$4,761,034	$2,543,267

69

Eaton Vance

Municipal Bond Funds

September 30, 2014

Notes to Financial Statements — continued

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Aggregate cost	$50,280,572	$43,870,500	$44,387,393	$58,005,020

Gross unrealized appreciation	$6,194,895	$4,747,289	$6,199,463	$5,237,281
Gross unrealized depreciation	(132,786)	(330,779)	(107,914)	(121,040)

Net unrealized appreciation	$6,062,109	$4,416,510	$6,091,549	$5,116,241

8  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At September 30, 2014, the Michigan Fund and the Pennsylvania Fund had an overdraft balance due to SSBT pursuant to the foregoing arrangement of $1,546,380 and $225,279, respectively. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at September 30, 2014. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2014. The Funds’ average overdraft advances during the year ended September 30, 2014 were not significant.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2014 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation

Municipal II	12/14	44 U.S. Long Treasury Bond	Short	$(6,115,919)	$(6,067,875)	$48,044
California II	12/14	15 U.S. 10-Year Treasury Note	Short	$(1,879,074)	$(1,869,609)	$9,465
	12/14	23 U.S. Long Treasury Bond	Short	(3,196,958)	(3,171,844)	25,114
Massachusetts	12/14	14 U.S. Long Treasury Bond	Short	$(1,945,974)	$(1,930,687)	$15,287
New Jersey	12/14	40 U.S. Long Treasury Bond	Short	$(5,559,927)	$(5,516,250)	$43,677
New York II	12/14	22 U.S. Long Treasury Bond	Short	$(3,057,960)	$(3,033,938)	$24,022
Pennsylvania	12/14	50 U.S. Long Treasury Bond	Short	$(6,949,909)	$(6,895,313)	$54,596

At September 30, 2014, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

70

Eaton Vance

Municipal Bond Funds

September 30, 2014

Notes to Financial Statements — continued

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2014 were as follows:

	Municipal Fund II		California Fund II		Massachusetts Fund		Michigan Fund

Asset Derivative:

Futures Contracts	$48,044	(1)	$34,579	(1)	$15,287	(1)	$—

Total	$48,044		$34,579		$15,287		$—

	New Jersey Fund		New York Fund II		Ohio Fund	Pennsylvania Fund

Asset Derivative:

Futures Contracts	$43,677	(1)	$24,022	(1)	$—	$54,596	(1)

Total	$43,677		$24,022		$—	$54,596

(1)

Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2014 was as follows:

	Municipal Fund II		California Fund II		Massachusetts Fund		Michigan Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(564,180	)(1)	$(388,184	)(1)	$(173,892	)(1)	$(82,793	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$141,041	(2)	$121,337	(2)	$37,734	(2)	$17,943	(2)

	New Jersey Fund		New York Fund II		Ohio Fund		Pennsylvania Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(614,514	)(1)	$(273,260	)(1)	$(160,139	)(1)	$(666,605	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$139,881	(2)	$59,297	(2)	$50,392	(2)	$142,783	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts outstanding during the year ended September 30, 2014, which are indicative of the volume of this derivative type, were approximately as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Average Notional Amount:

Futures Contracts – Short	$6,156,000	$5,034,000	$1,868,000	$1,043,000

71

Eaton Vance

Municipal Bond Funds

September 30, 2014

Notes to Financial Statements — continued

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Average Notional Amount:

Futures Contracts – Short	$7,070,000	$2,936,000	$1,913,000	$7,287,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Municipal Fund II
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Municipal Securities	$—	$213,842,045	$—	$213,842,045
Corporate Bonds & Notes	—	—	37,067	37,067

Total Investments	$—	$213,842,045	$37,067	$213,879,112

Futures Contracts	$48,044	$—	$—	$48,044

Total	$48,044	$213,842,045	$37,067	$213,927,156

California Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$86,886,896	$—	$86,886,896

Total Investments	$—	$86,886,896	$—	$86,886,896

Futures Contracts	$34,579	$—	$—	$34,579

Total	$34,579	$86,886,896	$—	$86,921,475

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$42,551,650	$—	$42,551,650

Total Investments	$—	$42,551,650	$—	$42,551,650

Futures Contracts	$15,287	$—	$—	$15,287

Total	$15,287	$42,551,650	$—	$42,566,937

72

Eaton Vance

Municipal Bond Funds

September 30, 2014

Notes to Financial Statements — continued

Michigan Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$36,595,843	$—	$36,595,843

Total Investments	$—	$36,595,843	$—	$36,595,843

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$56,067,231	$—	$56,067,231
Taxable Municipal Securities	—	500,450	—	500,450

Total Investments	$—	$56,567,681	$—	$56,567,681

Futures Contracts	$43,677	$—	$—	$43,677

Total	$43,677	$56,567,681	$—	$56,611,358

New York Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$57,592,010	$—	$57,592,010

Total Investments	$—	$57,592,010	$—	$57,592,010

Futures Contracts	$24,022	$—	$—	$24,022

Total	$24,022	$57,592,010	$—	$57,616,032

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$51,278,942	$—	$51,278,942

Total Investments	$—	$51,278,942	$—	$51,278,942

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$66,511,261	$—	$66,511,261

Total Investments	$—	$66,511,261	$—	$66,511,261

Futures Contracts	$54,596	$—	$—	$54,596

Total	$54,596	$66,511,261	$—	$66,565,857

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Municipal Fund II.

The California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs.

Level 3 investments held by Municipal Fund II at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2014 is not presented.

At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

73

Eaton Vance

Municipal Bond Funds

September 30, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund II, Eaton Vance Ohio Municipal Bond Fund, and Eaton Vance Pennsylvania Municipal Bond Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund II, Eaton Vance Ohio Municipal Bond Fund, and Eaton Vance Pennsylvania Municipal Bond Fund (collectively, the “Funds”), including the portfolios of investments, as of September 30, 2014, and the related statements of operations for the year then ended, the statements of cash flows of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, and Eaton Vance New York Municipal Bond Fund II for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund II, Eaton Vance Ohio Municipal Bond Fund, and Eaton Vance Pennsylvania Municipal Bond Fund as of September 30, 2014, the results of their operations for the year then ended, the cash flows of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, and Eaton Vance New York Municipal Bond Fund II for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 17, 2014

74

Eaton Vance

Municipal Bond Funds

September 30, 2014

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended September 30, 2014, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

Eaton Vance Municipal Bond Fund II	99.89%
Eaton Vance California Municipal Bond Fund II	99.99%
Eaton Vance Massachusetts Municipal Bond Fund	100.00%
Eaton Vance Michigan Municipal Bond Fund	100.00%
Eaton Vance New Jersey Municipal Bond Fund	99.02%
Eaton Vance New York Municipal Bond Fund II	100.00%
Eaton Vance Ohio Municipal Bond Fund	100.00%
Eaton Vance Pennsylvania Municipal Bond Fund	100.00%

75

Eaton Vance

Municipal Bond Funds

September 30, 2014

Annual Meeting of Shareholders (Unaudited)

Each Fund held its Annual Meeting of Shareholders on July 24, 2014. George J. Gorman, Ronald A. Pearlman and Harriett Tee Taggart were elected Class III Trustees of each Fund for a three-year term expiring in 2017. Ms. Peters had been nominated for election by the holders of each Fund’s APS. Due to a lack of quorum of APS, each Fund was unable to act on the election of Ms. Peters. Accordingly, Ms. Peters will remain in office and continue to serve as Trustee of each Fund until her successor is duly elected and qualified.

	Nominee for Class III Trustee Elected by APS Shareholders: Helen Frame Peters	Nominee for Class III Trustee Elected by All Shareholders: George J. Gorman	Nominee for Class III Trustee Elected by All Shareholders: Ronald A. Pearlman	Nominee for Class III Trustee Elected by All Shareholders: Harriett Tee Taggart
Municipal Fund II
For	308	8,128,999	8,120,748	8,113,344
Withheld	70	558,511	566,762	574,166
California Fund II
For	46	3,183,590	3,177,184	3,105,071
Withheld	0	171,137	177,543	249,656
Massachusetts Fund
For	54	1,486,363	1,487,532	1,488,842
Withheld	37	95,783	94,614	93,304
Michigan Fund
For	166	1,224,608	1,219,927	1,212,206
Withheld	26	142,988	147,669	155,390
New Jersey Fund
For	102	2,237,913	2,229,296	2,238,914
Withheld	3	41,844	50,461	40,843
New York Fund II
For	86	2,109,266	2,104,776	2,135,569
Withheld	25	90,161	94,651	63,858
Ohio Fund
For	86	2,337,223	2,328,379	2,326,729
Withheld	16	7,640	16,484	18,134
Pennsylvania Fund
For	327	2,588,604	2,565,894	2,584,427
Withheld	4	83,094	105,804	87,271

76

Eaton Vance

Municipal Bond Funds

September 30, 2014

Dividend Reinvestment Plan

Each Fund offers a dividend reinvestment plan (Plan) pursuant to which shareholders may elect to have distributions automatically reinvested in common shares (Shares) of the Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by American Stock Transfer & Trust Company, LLC (AST) as dividend paying agent. On the distribution payment date, if the NAV per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the NAV per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by AST, the Plan agent (Agent). Distributions subject to income tax (if any) are taxable whether or not Shares are reinvested.

If your Shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that the Fund’s transfer agent re-register your Shares in your name or you will not be able to participate.

The Agent’s service fee for handling distributions will be paid by the Fund. Plan participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Agent at the address noted on the following page. If you withdraw, you will receive Shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Agent to sell part or all of his or her Shares and remit the proceeds, the Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your Shares are held in your own name, you may complete the form on the following page and deliver it to the Agent. Any inquiries regarding the Plan can be directed to the Agent at 1-866-439-6787.

77

Eaton Vance

Municipal Bond Funds

September 30, 2014

Application for Participation in Dividend Reinvestment Plan

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account

Shareholder signature                                                           Date

Shareholder signature                                                           Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Municipal Bond Funds

c/o American Stock Transfer & Trust Company, LLC

P.O. Box 922

Wall Street Station

New York, NY 10269-0560

Number of Employees

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company, and has no employees.

Number of Shareholders

As of September 30, 2014, Fund records indicate that there are 16, 5, 3, 4, 6, 12, 5 and 25 registered shareholders for Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund, respectively, and approximately 3,347, 1,167, 805, 836, 1,100, 1,011, 1,326 and 1,520 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries for Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbols

Municipal Bond Fund II	EIV
California Municipal Bond Fund II	EIA
Massachusetts Municipal Bond Fund	MAB
Michigan Municipal Bond Fund	MIW

New Jersey Municipal Bond Fund	EMJ
New York Municipal Bond Fund II	NYH
Ohio Municipal Bond Fund	EIO
Pennsylvania Municipal Bond Fund	EIP

78

Eaton Vance

Municipal Bond Funds

September 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28 ,2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

79

Eaton Vance

Municipal Bond Funds

September 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance Municipal Bond Fund II

•	Eaton Vance California Municipal Bond Fund II

•	Eaton Vance Massachusetts Municipal Bond Fund

•	Eaton Vance Michigan Municipal Bond Fund

•	Eaton Vance New Jersey Municipal Bond Fund

•	Eaton Vance New York Municipal Bond Fund II

•	Eaton Vance Ohio Municipal Bond Fund

•	Eaton Vance Pennsylvania Municipal Bond Fund

(the “Funds”), each with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including recent changes to such personnel, where relevant. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide

80

Eaton Vance

Municipal Bond Funds

September 30, 2014

Board of Trustees’ Contract Approval — continued

services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for each Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its peer universe, focus on higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure each Fund’s portfolio as part of a long-term strategy for managing interest rate risk, consistent with each Fund’s objective of providing current income. The Board concluded that each Fund’s performance had been satisfactory on the basis of current income return. The Board also concluded it would continue to monitor the effectiveness of steps taken by the Adviser to improve fund performance on the basis of total return.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by each Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and each Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider (the “peer group”). The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to the peer group, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Funds are not continuously offered and that the Funds’ assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedules is not warranted at this time.

81

Eaton Vance

Municipal Bond Funds

September 30, 2014

Management and Organization

Fund Management.  The Trustees and officers of Eaton Vance Municipal Bond Fund II (EIV), Eaton Vance California Municipal Bond Fund II (EIA), Eaton Vance Massachusetts Municipal Bond Fund (MAB), Eaton Vance Michigan Municipal Bond Fund (MIW), Eaton Vance New Jersey Municipal Bond Fund (EMJ), Eaton Vance New York Municipal Bond Fund II (NYH), Eaton Vance Ohio Municipal Bond Fund (EIO), and Eaton Vance Pennsylvania Municipal Bond Fund (EIP) (the Funds) are responsible for the overall management and supervision of the Funds’ affairs. The Trustees and officers of the Funds are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Funds, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 182 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee serves for a three year term. Each officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Funds	Term Expiring; Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Class II Trustee	Until 2016. Trustee since 2007.

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 182 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Funds.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Class II Trustee	Until 2016. Trustee since 2011.

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Class II Trustee	Until 2016. Trustee since 2014.

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Class III Trustee	Until 2017. Trustee since 2014.

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley(4) 1960	Class I Trustee	Until 2015. Trustee since 2014.

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

82

Eaton Vance

Municipal Bond Funds

September 30, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Funds	Term Expiring; Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Class I Trustee	Until 2015. Trustee since 2003.

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Ronald A. Pearlman 1940	Class III Trustee	Until 2017. Trustee since 2003.

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters(A) 1948	Class III Trustee	Until 2014(6). Trustee since 2008.

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Class III Trustee	Until 2017. Trustee since 2011.

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni(A) 1943	Chairman of the Board and Class I Trustee	Until 2015. Trustee since 2005 and Chairman since 2007.

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Funds	Officer Since(5)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

83

Eaton Vance

Municipal Bond Funds

September 30, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Funds	Officer Since(5)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)

Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise. Each Trustee holds office until the annual meeting for the year in which his or her term expires and until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal.

(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

(6)	Due to a lack of quorum of APS, the Funds were unable to act on election of Ms. Peters. Accordingly, Ms. Peters will remain in office and continue to serve as Trustee of each Fund.
(A)	APS Trustee.

84

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Funds’ Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, are disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

85

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

1557    9.30.14

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a) –(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2013 and September 30, 2014 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	9/30/13	9/30/14
Audit Fees	$27,290	$28,290
Audit-Related Fees(1)	$3,915	$0
Tax Fees(2)	$8,510	$9,070
All Other Fees(3)	$0	$0

Total	$39,715	$37,360

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s auction preferred shares.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended September 30, 2013 and September 30, 2014; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	9/30/13	9/30/14
Registrant	$12,425	$9,070
Eaton Vance(1)	$369,820	$256,315

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. William H. Park (Chair), Scott E. Eston, Ronald A. Pearlman, Helen Frame Peters and Ralph F. Verni are the members of the registrant’s audit committee.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Portfolio Management

Craig R. Brandon, portfolio manager of Eaton Vance California Municipal Bond Fund, II, Eaton Vance Massachusetts Municipal Bond Fund and Eaton Vance New York Municipal Bond Fund II, Cynthia J. Clemson, portfolio manager of Eaton Vance Municipal Bond Fund II, Thomas M. Metzold, portfolio manager of Eaton Vance Michigan Municipal Bond Fund and Eaton Vance Ohio Municipal Bond Fund and Adam A. Weigold, portfolio manager of Eaton Vance New Jersey Municipal Bond Fund and Eaton Vance Pennsylvania Municipal Bond Fund are responsible for the overall and day-to-day management of each Fund’s investments.

Mr. Brandon has been an Eaton Vance analyst since 1998, a portfolio manager since 2004, and is Co-Director of the Municipal Investments Group. Ms. Clemson has been an Eaton Vance portfolio manager since 1991 and is Co-Director of the Municipal Investments Group. Mr. Metzold has been an Eaton Vance portfolio manager since 1991 and is a Senior Portfolio Advisor. Mr. Weigold has been an Eaton Vance credit analyst since 1991 and a portfolio manager since 2007. Messrs. Brandon, Metzold and Weigold and Ms. Clemson are Vice Presidents of Eaton Vance Management (“EVM” or “Eaton Vance”). This information is provided as of the date of filing of this report.

The following tables show, as of each Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars)

in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies	17	$6,403.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Cynthia J. Clemson
Registered Investment Companies	9	$3,797.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Thomas M. Metzold
Registered Investment Companies	8	$5,495.5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Adam A. Weigold
Registered Investment Companies	16	$2,185.2	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of each Fund’s most recent fiscal year end.

Dollar Range of Equity Securities Owned in the Fund
California Municipal Bond Fund II
Craig R. Brandon	None
Massachusetts Municipal Bond Fund
Craig R. Brandon	None
Michigan Municipal Bond Fund
Thomas M. Metzold	None
Municipal Bond Fund II
Cynthia J. Clemson	None
New Jersey Municipal Bond Fund
Adam A. Weigold	None
New York Municipal Bond Fund II
Craig R. Brandon	None
Ohio Municipal Bond Fund
Thomas M. Metzold	None
Pennsylvania Municipal Bond Fund
Adam A. Weigold	None

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments on the one hand and investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between a Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, a portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 12, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 12, 2014